UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23661

Harbor ETF Trust
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: April 30
Date of reporting period: April 30, 2023

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report

HARBOR ETF TRUST

April 30, 2023

Harbor Commodity All-Weather Strategy ETF (formerly, Harbor All-Weather Inflation Focus ETF) (Consolidated)

Harbor Corporate Culture ETF

Harbor Corporate Culture Leaders ETF

Harbor Corporate Culture Small Cap ETF

Harbor Disruptive Innovation ETF

Harbor Dividend Growth Leaders ETF

Harbor Energy Transition Strategy ETF (Consolidated)

Harbor Health Care ETF

Harbor International Compounders ETF

Harbor Long-Term Growers ETF

Harbor Scientific Alpha High-Yield ETF

Harbor Scientific Alpha Income ETF

Harbor Small Cap Explorer ETF

This material is intended for the Funds’ shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor ETF before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.

Foreside Fund Services, LLC is the Distributor of the Harbor ETF Trust.

Harbor Commodity All-Weather Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: Quantix Commodities LP

RISK ALLOCATION* (% of Net Assets) - Unaudited

Asset Class	Sector
COMMODITIES

	Petroleum	33.7%

	Precious Metals	31.3%

	Base Metals	15.8%

	Grains and Soybean Products	14.7%

	Softs	4.5%

*Based on notional value and represents the sector allocation of the Quantix Commodity Index.

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

SHORT-TERM INVESTMENTS—88.2%

Principal Amount		Value
U.S. TREASURY BILLS—88.2%
	U.S. Treasury Bills
$ 36,623	4.549%—05/16/2023†	$36,559
26,043	4.550%—06/27/2023†	25,842
4,858	4.673%—07/11/2023†	4,812

TOTAL SHORT-TERM INVESTMENTS
(Cost $67,222)		67,213

TOTAL INVESTMENTS—88.2%
(Cost $67,222)		67,213

CASH AND OTHER ASSETS, LESS LIABILITIES—11.8%		9,004

TOTAL NET ASSETS—100%		$76,217

SWAP AGREEMENTS

OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES

Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.110%	Pay	Quantix Commodity Index	05/31/2023	Monthly	$76,202	$—	$—	$—

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the Financial Statements.

Harbor Commodity All-Weather Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity

1

The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended April 30, 2023.

Commodity	Weight
Gold	31.3%
Brent Crude Oil	13.7
RBOB Gasoline	10.1
Heating Oil	6.2
Aluminum	4.6
Copper	4.2
GasOil	3.7
Nickel	3.6
Corn	3.5
Zinc	3.4
Soybeans	3.3
Sugar	2.5
Soybean Oil	2.4
Cotton	2.0
Soymeal	1.9
KC Wheat	1.8
Wheat	1.8

The accompanying notes are an integral part of the Financial Statements.

Harbor Corporate Culture ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—91.9%

Shares		Value
AEROSPACE & DEFENSE—1.8%
6,149	Lockheed Martin Corp.	$2,856
3,235	Northrop Grumman Corp.	1,492

		4,348

AIR FREIGHT & LOGISTICS—1.3%
17,466	United Parcel Service, Inc. Class B	3,141

AIRLINES—0.5%
15,416	Delta Air Lines, Inc. *	529
14,319	Southwest Airlines Co.	434
7,733	United Airlines Holdings, Inc. *	338

		1,301

AUTOMOBILES—0.3%
65,534	Ford Motor Co.	779

BANKS—1.3%
109,799	Bank of America Corp.	3,215
2,986	First Republic Bank	10

		3,225

BEVERAGES—0.4%
780	Brown-Forman Corp. Class A	51
4,893	Brown-Forman Corp. Class B	319
2,341	Constellation Brands, Inc. Class A	537

		907

BIOTECHNOLOGY—2.7%
2,098	Alnylam Pharmaceuticals, Inc. *	418
9,635	Amgen, Inc.	2,310
3,358	BioMarin Pharmaceutical, Inc. *	323
3,401	Incyte Corp. *	253
1,805	Regeneron Pharmaceuticals, Inc. *	1,447
4,810	Vertex Pharmaceuticals, Inc. *	1,639

		6,390

CAPITAL MARKETS—4.3%
2,369	Ares Management Corp. Class A	208
2,288	BlackRock, Inc.	1,536
22,887	Charles Schwab Corp.	1,196
452	FactSet Research Systems, Inc.	186
4,400	Franklin Resources, Inc.	118

COMMON STOCKS—Continued

Shares		Value
CAPITAL MARKETS—Continued
5,246	Goldman Sachs Group, Inc.	$1,802
10,805	KKR & Co., Inc.	573
20,162	Morgan Stanley	1,814
904	MSCI, Inc.	436
5,459	Nasdaq, Inc.	302
5,369	S&P Global, Inc.	1,947
1,651	Tradeweb Markets, Inc. Class A	116

		10,234

CHEMICALS—1.1%
17,353	Corteva, Inc.	1,061
16,564	Dow, Inc.	901
10,332	DuPont de Nemours, Inc.	720

		2,682

COMMUNICATIONS EQUIPMENT—0.2%
2,544	Arista Networks, Inc. *	407

CONSTRUCTION & ENGINEERING—0.2%
3,344	Quanta Services, Inc.	567

CONSUMER FINANCE—0.7%
8,391	American Express Co.	1,354
7,615	Synchrony Financial	225

		1,579

ELECTRIC UTILITIES—2.1%
10,724	American Electric Power Co., Inc.	991
7,860	Edison International	578
19,696	Exelon Corp.	836
32,721	PG&E Corp. *	560
15,046	PPL Corp.	432
21,640	The Southern Co.	1,592

		4,989

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
3,141	Trimble, Inc. *	148

ENERGY EQUIPMENT & SERVICES—0.7%
34,909	Schlumberger NV	1,723

Harbor Corporate Culture ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value
ENTERTAINMENT—1.1%
3,874	Electronic Arts, Inc.	$493
5,297	Netflix, Inc. *	1,748
3,466	ROBLOX Corp. Class A*	123
1,279	Spotify Technology SA *	171

		2,535

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
5,472	Digital Realty Trust, Inc.	542
1,734	Equinix, Inc.	1,256
1,142	Essex Property Trust, Inc.	251
17,474	ProLogis, Inc.	2,189
2,067	SBA Communications Corp.	539

		4,777

FINANCIAL SERVICES—6.1%
20,437	Berkshire Hathaway, Inc. Class B*	6,715
20,663	Mastercard, Inc. Class A	7,852

		14,567

FOOD PRODUCTS—1.0%
9,683	General Mills, Inc.	858
21,404	Mondelez International, Inc. Class A	1,642

		2,500

GAS UTILITIES—0.1%
2,858	Atmos Energy Corp.	326

HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
1,008	Align Technology, Inc. *	328
47,228	Boston Scientific Corp. *	2,462
5,952	GE Healthcare, Inc *	484
6,168	Intuitive Surgical, Inc. *	1,858
2,644	ResMed, Inc.	637

		5,769

HEALTH CARE TECHNOLOGY—0.1%
1,687	Veeva Systems, Inc. Class A*	302

HOTELS, RESTAURANTS & LEISURE—2.8%
9,986	Airbnb, Inc. Class A*	1,195
1,301	Booking Holdings, Inc. *	3,495
5,015	Expedia Group, Inc. *	471
9,324	Marriott International, Inc. Class A	1,579

		6,740

HOUSEHOLD PRODUCTS—3.3%
13,381	Colgate-Palmolive Co.	1,068
5,379	Kimberly-Clark Corp.	779
38,320	Procter & Gamble Co.	5,993

		7,840

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
13,699	AES Corp.	324

INDUSTRIAL CONGLOMERATES—1.4%
16,860	Honeywell International, Inc.	3,369

INDUSTRIAL REITS—0.1%
2,009	Camden Property Trust	221

INSURANCE—1.3%
5,304	Arch Capital Group Ltd. *	398
2,179	Cincinnati Financial Corp.	232

COMMON STOCKS—Continued

Shares		Value
INSURANCE—Continued
5,039	Hartford Financial Services Group, Inc.	$358
3,923	Principal Financial Group, Inc.	293
8,815	Progressive Corp.	1,202
3,835	Travelers Cos., Inc.	695

		3,178

INTERACTIVE MEDIA & SERVICES—9.0%
75,090	Alphabet, Inc. Class A*	8,060
67,988	Alphabet, Inc. Class C*	7,358
4,142	Match Group, Inc. *	153
23,486	Meta Platforms, Inc. Class A*	5,644
7,408	Pinterest, Inc. Class A*	170
13,241	Snap, Inc. Class A*	115
3,597	ZoomInfo Technologies, Inc. *	79

		21,579

INTERNET & DIRECT MARKETING RETAIL—0.5%
18,632	eBay, Inc.	865
4,163	Etsy, Inc. *	421

		1,286

IT SERVICES—0.9%
624	EPAM Systems, Inc. *	176
10,994	IBM Corp.	1,390
744	MongoDB, Inc. *	178
2,965	Snowflake, Inc. Class A*	439
1,974	Twilio, Inc. Class A*	104

		2,287

LIFE SCIENCES TOOLS & SERVICES—0.8%
5,097	Agilent Technologies, Inc.	690
2,694	Illumina, Inc. *	554
3,164	IQVIA Holdings, Inc. *	596

		1,840

MACHINERY—1.4%
3,345	Cummins, Inc.	786
6,849	Deere & Co.	2,589

		3,375

MEDIA—0.3%
4,540	Omnicom Group, Inc.	411
4,235	Trade Desk, Inc. Class A*	273

		684

METALS & MINING—0.8%
21,003	Newmont Corp.	996
6,035	Nucor Corp.	894

		1,890

MULTI-UTILITIES—0.5%
7,496	Consolidated Edison, Inc.	738
3,965	DTE Energy Co.	446

		1,184

OIL, GAS & CONSUMABLE FUELS—4.5%
34,888	Chevron Corp.	5,881
24,615	ConocoPhillips	2,533
6,357	EQT Corp.	221
5,138	Hess Corp.	745
7,731	ONEOK, Inc.	506

Harbor Corporate Culture ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
4,127	Pioneer Natural Resources Co.	$898

		10,784

PHARMACEUTICALS—9.2%
14,704	Eli Lilly & Co.	5,821
45,835	Johnson & Johnson	7,503
42,791	Merck & Co., Inc.	4,941
97,660	Pfizer, Inc.	3,798

		22,063

PROFESSIONAL SERVICES—0.2%
3,054	Jacobs Solutions, Inc.	353
3,014	TransUnion	207

		560

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
17,560	Advanced Micro Devices, Inc. *	1,569
49,718	Intel Corp.	1,544
9,759	Marvell Technology, Inc.	385
25,325	NVIDIA Corp.	7,028
1,804	Teradyne, Inc.	165

		10,691

SOFTWARE—10.5%
5,584	Adobe, Inc. *	2,108
1,032	ANSYS, Inc. *	324
1,540	Atlassian Corp. PLC Class A*	227
2,502	Autodesk, Inc. *	487
3,028	Cadence Design Systems, Inc. *	634
2,310	CrowdStrike Holdings, Inc. Class A*	277
6,927	Fortinet, Inc. *	437
3,374	Intuit, Inc.	1,498
43,578	Microsoft Corp.	13,390
16,361	Palantir Technologies, Inc. Class A*	127
3,257	Palo Alto Networks, Inc. *	594
11,787	Salesforce, Inc. *	2,338
2,446	ServiceNow, Inc. *	1,124
1,753	Synopsys, Inc. *	651
2,146	Unity Software, Inc. *	58
2,891	VMware, Inc. Class A*	361
2,325	Workday, Inc. Class A*	433
2,551	Zoom Video Communications, Inc. Class A*	157
918	Zscaler, Inc. *	83

		25,308

COMMON STOCKS—Continued

Shares		Value
SPECIALIZED REITS—0.4%
2,890	Public Storage	$852

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.6%
75,223	Apple, Inc.	12,764
15,331	Hewlett Packard Enterprise Co.	220
11,817	HP, Inc.	351

		13,335

TEXTILES, APPAREL & LUXURY GOODS—1.7%
3,918	Lululemon Athletica, Inc. *	1,489
19,581	NIKE, Inc. Class B	2,481
6,103	VF Corp.	143

		4,113

TOBACCO—1.6%
26,645	Altria Group, Inc.	1,266
25,017	Philip Morris International, Inc.	2,501

		3,767

TOTAL COMMON STOCKS
(Cost $202,707)		220,466

EXCHANGE-TRADED FUNDS—7.8%

CAPITAL MARKETS—7.8%
80,798	Communication Services Select Sector SPDR Fund	4,840
94,304	Consumer Discretionary Select Sector SPDR Fund	13,943

TOTAL CAPITAL MARKETS
(Cost $18,213)		18,783

TOTAL INVESTMENTS—99.7%
(Cost $220,920)		239,249

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		839

TOTAL NET ASSETS—100%		$240,088

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security.

The accompanying notes are an integral part of the Financial Statements.

Harbor Corporate Culture Leaders ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.9%

Shares		Value
AIRLINES—1.2%
3,668	Delta Air Lines, Inc. *	$126

BANKS—1.0%
1,063	First Republic Bank	4
1,802	Pinnacle Financial Partners, Inc.	98

		102

BIOTECHNOLOGY—4.0%
640	Alnylam Pharmaceuticals, Inc. *	127
3,555	Intellia Therapeutics, Inc. *	134
1,194	Sarepta Therapeutics, Inc. *	147

		408

CAPITAL MARKETS—8.9%
334	FactSet Research Systems, Inc.	138
2,458	KKR & Co., Inc.	130
607	Morningstar, Inc.	108
256	MSCI, Inc.	124
394	S&P Global, Inc.	143
4,392	TPG, Inc.	127
1,933	Tradeweb Markets, Inc. Class A	136

		906

CONSUMER FINANCE—2.6%
295	Credit Acceptance Corp. *	144
3,955	Synchrony Financial	117

		261

ELECTRIC UTILITIES—1.4%
5,031	PPL Corp.	145

ENTERTAINMENT—5.6%
400	Netflix, Inc. *	132
4,030	ROBLOX Corp. Class A*	143
2,539	Roku, Inc. *	143
1,138	Spotify Technology SA *	152

		570

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.7%
1,125	ProLogis, Inc.	141
502	SBA Communications Corp.	131

		272

COMMON STOCKS—Continued

Shares		Value
FINANCIAL SERVICES—1.4%
389	Mastercard, Inc. Class A	$148

HEALTH CARE EQUIPMENT & SUPPLIES—4.9%
3,038	Boston Scientific Corp. *	158
1,979	GE Healthcare, Inc *	161
597	Intuitive Surgical, Inc. *	180

		499

HEALTH CARE PROVIDERS & SERVICES—1.5%
6,195	agilon health, Inc. *	150

HEALTH CARE TECHNOLOGY—1.5%
4,309	Doximity, Inc. *	158

HOTELS, RESTAURANTS & LEISURE—1.4%
1,192	Airbnb, Inc. Class A*	143

HOUSEHOLD PRODUCTS—3.1%
1,959	Colgate-Palmolive Co.	156
1,030	Procter & Gamble Co.	161

		317

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.3%
5,466	AES Corp.	129

INSURANCE—2.8%
2,349	First American Financial Corp.	135
1,101	RLI Corp.	153

		288

INTERACTIVE MEDIA & SERVICES—5.8%
760	Alphabet, Inc. Class A*	82
758	Alphabet, Inc. Class C*	82
802	Meta Platforms, Inc. Class A*	193
1,631	Ziff Davis, Inc. *	119
5,350	ZoomInfo Technologies, Inc. *	117

		593

INTERNET & DIRECT MARKETING RETAIL—1.1%
1,078	Etsy, Inc. *	109

IT SERVICES—6.0%
398	EPAM Systems, Inc. *	113

Harbor Corporate Culture Leaders ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value
IT SERVICES—Continued
894	Globant SA *	$140
629	MongoDB, Inc. *	151
13,830	Thoughtworks Holding, Inc. *	86
2,322	Twilio, Inc. Class A*	122

		612

LIFE SCIENCES TOOLS & SERVICES—1.2%
940	Agilent Technologies, Inc.	127

MEDIA—1.8%
2,898	Trade Desk, Inc. Class A*	187

METALS & MINING—2.3%
2,534	Commercial Metals Co.	119
1,138	Steel Dynamics, Inc.	118

		237

MULTI-UTILITIES—1.5%
1,576	Consolidated Edison, Inc.	155

OIL, GAS & CONSUMABLE FUELS—2.6%
1,266	ConocoPhillips	130
614	Pioneer Natural Resources Co.	134

		264

PHARMACEUTICALS—1.4%
885	Johnson & Johnson	145

PROFESSIONAL SERVICES—2.5%
1,574	ASGN, Inc. *	113
2,111	TransUnion	145

		258

RETAIL REITS—1.2%
3,308	Spirit Realty Capital, Inc.	127

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
5,016	Intel Corp.	156

COMMON STOCKS—Continued

Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
627	NVIDIA Corp.	$174
746	Silicon Laboratories, Inc. *	104
1,330	Teradyne, Inc.	121

		555

SOFTWARE—20.1%
380	Adobe, Inc. *	143
792	Atlassian Corp. PLC Class A*	117
722	Cadence Design Systems, Inc. *	151
5,983	Dropbox, Inc. *	122
3,064	Gitlab, Inc. *	93
1,911	Guidewire Software, Inc. *	146
341	Intuit, Inc.	151
528	Microsoft Corp.	162
876	Monday.com Ltd. *	107
845	Salesforce, Inc. *	168
9,089	Samsara, Inc. Class A*	164
8,624	SentinelOne, Inc. *	139
312	ServiceNow, Inc. *	143
1,225	VMware, Inc. Class A*	153
1,055	Zscaler, Inc. *	95

		2,054

TEXTILES, APPAREL & LUXURY GOODS—1.7%
449	Lululemon Athletica, Inc. *	171

TOTAL COMMON STOCKS
(Cost $10,793)		10,216

TOTAL INVESTMENTS—99.9%
(Cost $10,793)		10,216

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		15

TOTAL NET ASSETS—100%.		$10,231

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*  Non-income producing security.

The accompanying notes are an integral part of the Financial Statements.

Harbor Corporate Culture Small Cap ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.4%

Shares		Value

AEROSPACE & DEFENSE—0.7%
10,256	Maxar Technologies, Inc.	$541

AUTOMOBILE COMPONENTS—1.4%
15,049	Gentherm, Inc. *	898
11,396	Stoneridge, Inc. *	214

		1,112

AUTOMOBILES—0.6%
29,920	Fisker, Inc. *	193
4,430	Winnebago Industries, Inc.	257

		450

BANKS—3.1%
9,439	Bridgewater Bancshares, Inc. *	94
6,177	City Holding Co.	563
14,642	Live Oak Bancshares, Inc.	345
12,728	Origin Bancorp, Inc.	375
33,116	Seacoast Banking Corp. of Florida	735
24,482	Veritex Holdings, Inc.	421

		2,533

BIOTECHNOLOGY—8.7%
30,639	Atara Biotherapeutics, Inc. *	83
21,493	Beam Therapeutics, Inc. *	660
18,396	Biohaven Ltd. *	241
18,611	Blueprint Medicines Corp. *	950
9,822	Cullinan Oncology, Inc. *	96
29,900	Denali Therapeutics, Inc. *	743
12,612	Kymera Therapeutics, Inc. *	398
27,625	Mersana Therapeutics, Inc. *	121
22,495	PTC Therapeutics, Inc. *	1,240
12,743	REGENXBIO, Inc. *	247
31,205	Relay Therapeutics, Inc. *	355
15,709	Sage Therapeutics, Inc. *	767
19,912	Twist Bioscience Corp. *	248
20,722	Ultragenyx Pharmaceutical, Inc. *	905

		7,054

BUILDING PRODUCTS—0.8%
24,363	PGT Innovations, Inc. *	625

COMMON STOCKS—Continued

Shares		Value

CAPITAL MARKETS—4.5%
13,119	Evercore, Inc. Class A	$1,496
14,815	Perella Weinberg Partners	117
10,362	PJT Partners, Inc. Class A	713
24,108	StepStone Group, Inc. Class A	531
27,603	TPG, Inc.	800

		3,657

CHEMICALS—4.5%
98,725	Amyris, Inc. *	81
22,788	HB Fuller Co.	1,508
8,892	Koppers Holdings, Inc.	292
27,507	Rayonier Advanced Materials, Inc. *	150
9,450	Stepan Co.	871
53,435	Tronox Holdings PLC	731

		3,633

COMMERCIAL SERVICES & SUPPLIES—0.9%
58,043	Aurora Innovation, Inc. *	83
6,399	Cimpress PLC (Ireland)*	332
39,681	Steelcase, Inc. Class A	318

		733

COMMUNICATIONS EQUIPMENT—1.8%
8,269	Calix, Inc. *	378
17,691	Extreme Networks, Inc. *	314
14,680	Harmonic, Inc. *	207
28,385	Infinera Corp. *	180
11,019	Viasat, Inc. *	386

		1,465

CONSUMER FINANCE—0.2%
23,733	EZCORP, Inc. Class A*	204

CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
11,279	PriceSmart, Inc.	831
15,684	SpartanNash Co.	385

		1,216

DIVERSIFIED CONSUMER SERVICES—4.6%
65,941	Chegg, Inc. *	1,186
15,567	Coursera, Inc. *	194
3,794	Duolingo, Inc. *	517

Harbor Corporate Culture Small Cap ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

DIVERSIFIED CONSUMER SERVICES—Continued
55,396	Laureate Education, Inc.	$686
59,864	Rover Group, Inc. *	271
17,662	Stride, Inc. *	759
8,627	Udemy, Inc. *	78

		3,691

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
2,898	Bandwidth, Inc. Class A*	35
16,134	Liberty Latin America Ltd. Class A (Puerto Rico)*	143

		178

ELECTRIC UTILITIES—0.9%
18,639	Hawaiian Electric Industries, Inc.	731

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
10,834	Arlo Technologies, Inc. *	70

ENERGY EQUIPMENT & SERVICES—3.0%
68,652	Archrock, Inc.	706
10,619	Bristow Group, Inc. *	237
4,078	Nabors Industries Ltd. *	407
99,002	Patterson-UTI Energy, Inc.	1,108

		2,458

FINANCIAL SERVICES—2.9%
36,448	Affirm Holdings, Inc. *	360
12,315	Flywire Corp. *	359
6,934	Paymentus Holdings, Inc. Class A*	57
117,579	Payoneer Global, Inc. *	642
13,775	Walker & Dunlop, Inc.	927

		2,345

FOOD PRODUCTS—0.2%
12,598	Vital Farms, Inc. *	162

GAS UTILITIES—0.9%
9,039	ONE Gas, Inc.	696

HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
14,048	AtriCure, Inc. *	618
10,857	Axogen, Inc. *	98
13,637	Glaukos Corp. *	648
15,347	Outset Medical, Inc. *	276
19,262	Tandem Diabetes Care, Inc. *	762

		2,402

HEALTH CARE PROVIDERS & SERVICES—2.7%
77,123	23andMe Holding Co. Class A*	152
30,405	AdaptHealth Corp. *	361
7,591	Castle Biosciences, Inc. *	172
24,268	DocGo, Inc. *	206
14,046	Hims & Hers Health, Inc. *	163
34,557	Progyny, Inc. *	1,149

		2,203

HEALTH CARE REITS—1.9%
103,963	Physicians Realty Trust	1,499

HEALTH CARE TECHNOLOGY—3.2%
4,579	Definitive Healthcare Corp. *	49
14,804	Doximity, Inc. *	544
39,397	Evolent Health, Inc. Class A*	1,434
11,921	GoodRx Holdings, Inc. Class A*	56

COMMON STOCKS—Continued

Shares		Value

HEALTH CARE TECHNOLOGY—Continued
7,468	Health Catalyst, Inc. *	$94
3,400	HealthStream, Inc.	84
8,102	Schrodinger, Inc. *	239
41,702	Sharecare, Inc. *	64

		2,564

HOTEL & RESORT REITS—1.7%
93,368	Apple Hospitality REIT, Inc.	1,390

HOTELS, RESTAURANTS & LEISURE—1.7%
5,236	Bluegreen Vacations Holding Corp.	151
17,941	Brinker International, Inc. *	716
5,117	Dutch Bros, Inc. Class A*	159
1,319	NeoGames SA (Israel)*	18
12,295	PlayAGS, Inc. *	65
7,431	Xponential Fitness, Inc. Class A*	246

		1,355

HOUSEHOLD DURABLES—4.7%
4,885	Beazer Homes USA, Inc. *	104
21,332	GoPro, Inc. Class A*	91
3,779	Helen of Troy Ltd. *	379
4,437	iRobot Corp. *	175
12,032	KB Home	527
6,536	La-Z-Boy, Inc.	188
3,037	LGI Homes, Inc. *	361
4,206	M/I Homes, Inc. *	284
5,217	Meritage Homes Corp.	668
15,823	Sonos, Inc. *	335
15,832	Taylor Morrison Home Corp. *	682

		3,794

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
18,845	Sunnova Energy International, Inc. *	338

INSURANCE—2.8%
13,497	Argo Group International Holdings Ltd.	397
29,478	Brighthouse Financial, Inc. *	1,303
11,418	Palomar Holdings, Inc. *	574

		2,274

INTERACTIVE MEDIA & SERVICES—1.2%
14,558	Cargurus, Inc. *	239
9,021	Cars.com, Inc. *	177
12,076	Eventbrite, Inc. Class A*	88
17,780	Nextdoor Holdings, Inc. *	38
20,028	QuinStreet, Inc. *	222
22,266	Taboola.com Ltd. (Israel)*	51
20,834	Vimeo, Inc. *	69
5,223	ZipRecruiter, Inc. Class A*	88

		972

IT SERVICES—1.0%
6,953	DigitalOcean Holdings, Inc. *	219
20,208	Edgio, Inc. *	13
12,481	Fastly, Inc. Class A*	185
7,431	Grid Dynamics Holdings, Inc. *	81
39,226	Thoughtworks Holding, Inc. *	244
1,306	Tucows, Inc. Class A*	29

		771

Harbor Corporate Culture Small Cap ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

MEDIA—1.3%
18,863	John Wiley & Sons, Inc. Class A	$728
18,727	Magnite, Inc. *	176
4,592	TechTarget, Inc. *	156

		1,060

METALS & MINING—2.2%
7,759	Piedmont Lithium, Inc. *	446
9,179	Ryerson Holding Corp.	347
23,725	SunCoke Energy, Inc.	185
13,643	Worthington Industries, Inc.	810

		1,788

MULTI-UTILITIES—1.0%
12,317	Black Hills Corp.	804

OIL, GAS & CONSUMABLE FUELS—2.4%
131,451	Kosmos Energy Ltd. (Ghana)*	841
52,058	Permian Resources Corp.	544
4,203	SilverBow Resources, Inc. *	100
20,686	Talos Energy, Inc. *	282
28,918	Teekay Corp. (Bermuda)*	164

		1,931

PERSONAL CARE PRODUCTS—1.7%
7,738	Edgewell Personal Care Co.	338
6,027	elf Beauty, Inc. *	559
7,457	Nu Skin Enterprises, Inc. Class A	294
3,298	USANA Health Sciences, Inc. *	219

		1,410

PHARMACEUTICALS—1.1%
54,763	Nektar Therapeutics *	41
25,962	Revance Therapeutics, Inc. *	827

		868

PROFESSIONAL SERVICES—4.9%
2,975	CRA International, Inc.	313
4,455	CSG Systems International, Inc.	235
5,646	Forrester Research, Inc. *	175
8,656	Huron Consulting Group, Inc. *	734
14,447	Insperity, Inc.	1,769
8,153	Kforce, Inc.	482
29,888	Planet Labs PBC *	122
17,695	Upwork, Inc. *	169

		3,999

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
35,538	eXp World Holdings, Inc.	416
7,056	RE/MAX Holdings, Inc. Class A	136
147,777	WeWork, Inc. Class A*	62

		614

RETAIL REITS—3.4%
19,892	Getty Realty Corp.	663
30,237	InvenTrust Properties Corp.	682
38,217	RPT Realty	355
82,969	SITE Centers Corp.	1,024

		2,724

SOFTWARE—8.0%
10,229	A10 Networks, Inc.	145
6,975	Altair Engineering, Inc. Class A*	482

COMMON STOCKS—Continued

Shares		Value

SOFTWARE—Continued
6,177	Amplitude, Inc. Class A*	$70
2,365	Appfolio, Inc. Class A*	330
7,880	Asana, Inc. Class A*	127
18,504	AvePoint, Inc. *	80
19,115	Box, Inc. Class A*	506
4,996	Braze, Inc. Class A*	147
14,143	Confluent, Inc. Class A*	311
2,973	Couchbase, Inc. *	46
4,603	Domo, Inc. Class B*	73
9,941	DoubleVerify Holdings, Inc. *	292
6,278	Expensify, Inc. Class A*	48
21,974	Freshworks, Inc. Class A*	294
1,703	Intapp, Inc. *	69
9,692	Jamf Holding Corp. *	183
9,417	N-able, Inc. *	120
10,725	nCino, Inc. *	265
11,768	PagerDuty, Inc. *	354
5,741	Progress Software Corp.	315
8,649	Rapid7, Inc. *	420
12,544	Samsara, Inc. Class A*	226
4,441	Semrush Holdings, Inc. Class A*	43
6,804	Sprout Social, Inc. Class A*	335
14,142	Sumo Logic, Inc. *	170
15,312	Varonis Systems, Inc. *	355
6,689	Workiva, Inc. *	625

		6,431

SPECIALTY RETAIL—3.1%
2,472	America’s Car-Mart, Inc. *	199
7,710	Asbury Automotive Group, Inc. *	1,491
65,484	BARK, Inc. *	72
183,365	Farfetch Ltd. Class A (United Kingdom)*	739

		2,501

TEXTILES, APPAREL & LUXURY GOODS—0.6%
8,664	Fossil Group, Inc. *	29
13,861	Levi Strauss & Co. Class A	200
2,361	Oxford Industries, Inc.	244
3,544	Vera Bradley, Inc. *	19

		492

TRADING COMPANIES & DISTRIBUTORS—2.3%
30,282	Core & Main, Inc. Class A*	789
18,085	GMS, Inc. *	1,050

		1,839

WATER UTILITIES—0.4%
4,600	SJW Group	349

WIRELESS TELECOMMUNICATION SERVICES—0.4%
27,122	Gogo, Inc. *	364

TOTAL COMMON STOCKS
(Cost $80,294)		80,290

EXCHANGE-TRADED FUNDS—0.6%

CAPITAL MARKETS—0.6%
4,443	Invesco S&P SmallCap Consumer Discretionary ETF	393

Harbor Corporate Culture Small Cap ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

CAPITAL MARKETS—Continued
2,756	Invesco S&P SmallCap Financials ETF	$116

TOTAL CAPITAL MARKETS
(Cost $504)		509

TOTAL INVESTMENTS—100.0%
(Cost $80,798)		80,799

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		7

TOTAL NET ASSETS—100%		$80,806

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

* Non-income producing security.

The accompanying notes are an integral part of the Financial Statements.

Harbor Disruptive Innovation ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—97.9%

Shares		Value

AUTOMOBILES—1.2%
2,016	Tesla, Inc. *	$331

BIOTECHNOLOGY—11.2%
1,825	89bio, Inc. *	29
10,757	Alkermes PLC *	307
17,240	Allogene Therapeutics, Inc. *	94
1,232	Apellis Pharmaceuticals, Inc. *	103
5,125	Arrowhead Pharmaceuticals, Inc. *	181
3,448	Ascendis Pharma AS ADR (Denmark)*,1	241
72,628	Autolus Therapeutics PLC ADR (United Kingdom)*,1	131
7,458	Avidity Biosciences, Inc. *	92
6,250	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	123
17,418	C4 Therapeutics, Inc. *	53
3,602	Fate Therapeutics, Inc. *	22
37,021	Freeline Therapeutics Holdings PLC ADR (United Kingdom)*,1	13
3,280	Intellia Therapeutics, Inc. *	124
16,733	Iovance Biotherapeutics, Inc. *	94
2,079	Krystal Biotech, Inc. *	175
3,705	Kymera Therapeutics, Inc. *	117
49,733	Magenta Therapeutics, Inc. *	39
33,076	Precision BioSciences, Inc. *	28
587	Prometheus Biosciences, Inc. *	114
7,936	REGENXBIO, Inc. *	154
10,984	Repare Therapeutics, Inc. (Canada)*	98
7,654	Replimune Group, Inc. *	128
16,111	Rocket Pharmaceuticals, Inc. *	289
823	Sarepta Therapeutics, Inc. *	101
86,308	Synlogic, Inc. *	46
22,104	TCR² Therapeutics, Inc. *	39
6,428	UniQure NV (Netherlands)*	125

		3,060

CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
42,246	Dada Nexus Ltd. ADR (China)*,1	256

CONTAINERS & PACKAGING—2.0%
10,211	Ball Corp.	543

ELECTRIC UTILITIES—2.1%
7,321	NextEra Energy, Inc.	561

COMMON STOCKS—Continued

Shares		Value

ENTERTAINMENT—0.7%
2,382	Sea Ltd. ADR (Singapore)*,1	$181

FINANCIAL SERVICES—3.3%
473	Adyen NV (Netherlands)*,2	757
8,019	Toast, Inc. Class A*	146

		903

HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
3,978	Dexcom, Inc. *	483
293	IDEXX Laboratories, Inc. *	144
363	Inspire Medical Systems, Inc. *	97
645	Insulet Corp. *	205
1,736	Lantheus Holdings, Inc. *	148
374	The Cooper Companies, Inc.	143

		1,220

HEALTH CARE PROVIDERS & SERVICES—0.9%
53,757	Invitae Corp. *	73
345	UnitedHealth Group, Inc.	170

		243

HOTELS, RESTAURANTS & LEISURE—2.5%
2,439	Airbnb, Inc. Class A*	292
185	Chipotle Mexican Grill, Inc. *	382

		674

INSURANCE—1.1%
2,119	Progressive Corp.	289

INTERACTIVE MEDIA & SERVICES—1.8%
4,553	Alphabet, Inc. Class A*	489

INTERNET & DIRECT MARKETING RETAIL—9.7%
11,322	Amazon.com, Inc. *	1,194
329,482	Deliveroo PLC (United Kingdom)*,2	453
2,105	DoorDash, Inc. Class A*	129
691	MercadoLibre, Inc. (Brazil)*	882

		2,658

IT SERVICES—8.8%
7,645	Block, Inc. *	465
5,729	Cloudflare, Inc. Class A*	270

Harbor Disruptive Innovation ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

IT SERVICES—Continued
3,671	Fiserv, Inc. *	$448
915	MongoDB, Inc. *	220
6,477	Okta, Inc. *	444
3,963	Shopify, Inc. Class A (Canada)*	192
2,448	Snowflake, Inc. Class A*	362

		2,401

LEISURE PRODUCTS—0.8%
23,288	Peloton Interactive, Inc. Class A*	207

LIFE SCIENCES TOOLS & SERVICES—4.9%
351	Bio-Rad Laboratories, Inc. Class A*	158
1,872	Danaher Corp.	443
1,986	ICON PLC *	383
311	Lonza Group AG (Switzerland)	193
313	Thermo Fisher Scientific, Inc.	174

		1,351

MACHINERY—0.6%
1,195	Chart Industries, Inc. *	159

PHARMACEUTICALS—1.6%
4,299	Arvinas, Inc. *	113
2,545	Catalent, Inc. *	127
530	Eli Lilly & Co.	210

		450

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.0%
2,193	Advanced Micro Devices, Inc. *	196
2,256	Applied Materials, Inc.	255
640	ASML Holding NV (Netherlands)	405
1,446	Lam Research Corp.	758
8,711	Microchip Technology, Inc.	636
1,164	NVIDIA Corp.	323
3,166	Texas Instruments, Inc.	529
3,720	Wolfspeed, Inc. *	173

		3,275

COMMON STOCKS—Continued

Shares		Value

SOFTWARE—24.1%
104,007	Agora, Inc. ADR (China)*,1	$349
3,151	Atlassian Corp. PLC Class A*	465
3,252	Cadence Design Systems, Inc. *	681
2,112	Datadog, Inc. *	142
3,027	Dynatrace, Inc. *	128
4,656	Fortinet, Inc. *	294
731	HubSpot, Inc. *	308
3,454	Microsoft Corp.	1,061
1,042	Palo Alto Networks, Inc. *	190
2,245	Salesforce, Inc. *	445
21,126	Samsara, Inc. Class A*	381
1,684	ServiceNow, Inc. *	774
5,514	Smartsheet, Inc. Class A*	225
2,246	Splunk, Inc. *	194
4,980	Workday, Inc. Class A*	927

		6,564

SPECIALTY RETAIL—1.2%
79,403	Farfetch Ltd. Class A (United Kingdom)*	320

WIRELESS TELECOMMUNICATION SERVICES—2.0%
3,781	T-Mobile US, Inc. *	544

TOTAL COMMON STOCKS
(Cost $27,017)		26,679

TOTAL INVESTMENTS—97.9%
(Cost $27,017)		26,679

CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		568

TOTAL NET ASSETS—100%.		$27,247

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $1,210 or 4% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor Dividend Growth Leaders ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—96.9%

Shares		Value

AIR FREIGHT & LOGISTICS—1.7%
15,610	United Parcel Service, Inc. Class B	$2,807

BANKS—1.7%
99,688	Bank of America Corp.	2,919

BEVERAGES—7.2%
69,845	Coca-Cola Co.	4,481
13,899	Diageo PLC ADR (United Kingdom)[1]	2,578
26,038	PepsiCo, Inc.	4,970

		12,029

BIOTECHNOLOGY—4.1%
20,300	AbbVie, Inc.	3,068
46,925	Gilead Sciences, Inc.	3,857

		6,925

BUILDING PRODUCTS—2.2%
19,783	Trane Technologies PLC	3,676

CAPITAL MARKETS—3.3%
8,396	Ameriprise Financial, Inc.	2,562
4,409	BlackRock, Inc.	2,959

		5,521

CHEMICALS—1.9%
30,755	Celanese Corp.	3,267

COMMERCIAL SERVICES & SUPPLIES—1.4%
5,261	Cintas Corp.	2,398

COMMUNICATIONS EQUIPMENT—2.4%
84,702	Cisco Systems, Inc.	4,002

CONSUMER STAPLES DISTRIBUTION & RETAIL—2.3%
24,391	Target Corp.	3,848

CONTAINERS & PACKAGING—0.9%
31,058	Silgan Holdings, Inc.	1,530

DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
41,024	Cogent Communications Holdings, Inc.	2,832

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
15,580	CDW Corp.	2,642

COMMON STOCKS—Continued

Shares		Value

FOOD PRODUCTS—2.0%
12,602	Hershey Co.	$3,441

HEALTH CARE PROVIDERS & SERVICES—3.9%
13,225	UnitedHealth Group, Inc.	6,508

HOTELS, RESTAURANTS & LEISURE—2.9%
8,747	McDonald’s Corp.	2,587
19,910	Texas Roadhouse, Inc.	2,202

		4,789

INDUSTRIAL REITS—3.6%
42,447	Equity LifeStyle Properties, Inc.	2,925
22,054	Sun Communities, Inc.	3,064

		5,989

INSURANCE—9.1%
31,747	American Financial Group, Inc.	3,897
43,630	American International Group, Inc.	2,314
26,646	Arthur J. Gallagher & Co.	5,544
19,780	Primerica, Inc.	3,610

		15,365

IT SERVICES—3.1%
41,231	IBM Corp.	5,212

MACHINERY—4.8%
12,169	Cummins, Inc.	2,860
18,504	IDEX Corp.	3,818
19,681	Mueller Industries, Inc.	1,414

		8,092

METALS & MINING—1.2%
35,265	BHP Group Ltd. ADR (Australia)[1]	2,082

OIL, GAS & CONSUMABLE FUELS—3.7%
13,562	Chevron Corp.	2,287
71,987	Devon Energy Corp.	3,846

		6,133

PHARMACEUTICALS—7.1%
18,040	Eli Lilly & Co.	7,141

Harbor Dividend Growth Leaders ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

PHARMACEUTICALS—Continued
40,735	Merck & Co., Inc.	$4,704

		11,845

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.4%
12,806	Analog Devices, Inc.	2,303
6,524	Broadcom, Inc.	4,087
56,538	Microchip Technology, Inc.	4,127
31,315	QUALCOMM, Inc.	3,658

		14,175

SOFTWARE—5.2%
28,452	Microsoft Corp.	8,742

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.5%
54,170	Apple, Inc.	9,192

COMMON STOCKS—Continued

Shares		Value

TEXTILES, APPAREL & LUXURY GOODS—2.4%
31,411	NIKE, Inc. Class B	$3,980

TRADING COMPANIES & DISTRIBUTORS—1.6%
7,932	Watsco, Inc.	2,748

TOTAL COMMON STOCKS
(Cost $144,260)		162,689

TOTAL INVESTMENTS—96.9%
(Cost $144,260)		162,689

CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		5,280

TOTAL NET ASSETS—100%.		$167,969

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Energy Transition Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: Quantix Commodities LP

RISK ALLOCATION* (% of Net Assets) - Unaudited

Asset Class	Sector
COMMODITIES

	Industrial Metals	36.0%

	Natural Gas	23.9%

	Emissions	17.6%

	Precious Metals	12.6%

	Oilseeds	9.9%

*Based on notional value and represents the sector allocation of the Quantix Energy Transition Index.

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

SHORT-TERM INVESTMENTS—73.3%

Principal Amount		Value
U.S. TREASURY BILLS—73.3%
	U.S. Treasury Bills
$ 7,590	4.549%—05/16/2023†	$7,577
8,259	4.799%—06/27/2023†	8,195

TOTAL SHORT-TERM INVESTMENTS
(Cost $15,771)		15,772

TOTAL INVESTMENTS—73.3%
(Cost $15,771)		15,772

CASH AND OTHER ASSETS, LESS LIABILITIES—26.7%		5,741

TOTAL NET ASSETS—100%		$21,513

SWAP AGREEMENTS

OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES

Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	05/31/2023	Monthly	$21,512	$—	$—	$—

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the Financial Statements.

Harbor Energy Transition Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity

1

The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended April 30, 2023.

Commodity	Weight
Emissions (Europe)	14.9%
Aluminum	12.3
Natural Gas (United States)	10.2
Natural Gas (Europe)	9.3
Nickel	8.3
Copper	8.0
Soybean Oil	7.2
Silver	7.0
Zinc	4.8
Natural Gas (United Kingdom)	4.4
Platinum	2.9
Ethanol	2.7
Emissions (California)	2.7
Palladium	2.7
Lead	2.6

The accompanying notes are an integral part of the Financial Statements.

Harbor Health Care ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.8%

Shares		Value

BIOTECHNOLOGY—21.7%
1,542	89bio, Inc. *	$25
7,541	Alkermes PLC *	215
722	Apellis Pharmaceuticals, Inc. *	60
3,865	Ascendis Pharma AS ADR (Denmark)*,1	271
731	Cerevel Therapeutics Holdings, Inc. *	21
1,354	IVERIC bio, Inc. *	45
405	Neurocrine Biosciences, Inc. *	41
495	Prometheus Biosciences, Inc. *	96
2,584	Rocket Pharmaceuticals, Inc. *	46
760	Sarepta Therapeutics, Inc. *	93

		913

HEALTH CARE EQUIPMENT & SUPPLIES—19.0%
1,415	Dexcom, Inc. *	172
262	Haemonetics Corp. *	22
105	IDEXX Laboratories, Inc. *	52
319	Inspire Medical Systems, Inc. *	85
344	Insulet Corp. *	109
327	Intuitive Surgical, Inc. *	98
1,220	Lantheus Holdings, Inc. *	104
438	Masimo Corp. *	83
191	The Cooper Companies, Inc.	73

		798

HEALTH CARE PROVIDERS & SERVICES—21.3%
1,223	Amedisys, Inc. *	98
168	Humana, Inc.	89
1,597	Option Care Health, Inc. *	52
138	Quest Diagnostics, Inc.	19
1,293	UnitedHealth Group, Inc.	636

		894

COMMON STOCKS—Continued

Shares		Value

HEALTH CARE TECHNOLOGY—1.8%
5,969	Veradigm, Inc. *	$75

LIFE SCIENCES TOOLS & SERVICES—15.6%
4,266	Avantor, Inc. *	83
1,495	Azenta, Inc. *	65
376	Bio-Rad Laboratories, Inc. Class A*	170
904	ICON PLC *	174
133	Repligen Corp. *	20
254	Thermo Fisher Scientific, Inc.	141

		653

PHARMACEUTICALS—20.4%
1,819	Catalent, Inc. *	91
1,562	Eli Lilly & Co.	618
757	Innoviva, Inc. *	9
1,184	Merck & Co., Inc.	137

		855

TOTAL COMMON STOCKS
(Cost $4,052)		4,188

TOTAL INVESTMENTS—99.8%
(Cost $4,052)		4,188

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		8

TOTAL NET ASSETS—100%		$4,196

Harbor Health Care ETF

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor International Compounders ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: C WorldWide Asset Management

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2023, 35.2% of the Fund’s investments were denominated in Euro. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—98.8%

Shares		Value

BANKS—9.5%
12,647	HDFC Bank Ltd. ADR (India)[1]	$883
686,400	PT Bank Central Asia Tbk (Indonesia)	423

		1,306

BEVERAGES—3.0%
8,956	Diageo PLC (United Kingdom)	408

BUILDING PRODUCTS—5.6%
15,532	Assa Abloy AB Class B (Sweden)	369
2,200	Daikin Industries Ltd. (Japan)	398

		767

CAPITAL MARKETS—2.9%
2,068	Deutsche Boerse AG (Germany)	394

CHEMICALS—4.4%
3,351	Air Liquide SA (France)	603

CONSTRUCTION & ENGINEERING—2.2%
2,464	Vinci SA (France)	305

ELECTRIC UTILITIES—4.8%
20,681	Iberdrola SA (Spain)	268
17,138	SSE PLC (United Kingdom)	396

		664

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
700	Keyence Corp. (Japan)	314

FOOD PRODUCTS—4.5%
4,774	Nestle SA	612

HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
4,400	Hoya Corp. (Japan)	459

HOUSEHOLD DURABLES—4.5%
6,600	Sony Group Corp. (Japan)	621

INDUSTRIAL CONGLOMERATES—4.0%
3,344	Siemens AG (Germany)	549

COMMON STOCKS—Continued

Shares		Value

INSURANCE—3.1%
39,600	AIA Group Ltd. (Hong Kong)	$429

IT SERVICES—1.6%
137	Adyen NV (Netherlands)*,2	219

MACHINERY—3.9%
25,828	Atlas Copco AB Class A (Sweden)	373
8,320	Epiroc AB Class A (Sweden)	166

		539

PERSONAL CARE PRODUCTS—3.7%
1,062	L’Oreal SA (France)	506

PHARMACEUTICALS—11.4%
3,916	AstraZeneca PLC (United Kingdom)	578
5,942	Novo Nordisk AS Class B (Denmark)	988

		1,566

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
8,206	Vonovia SE (Germany)	177

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.9%
1,122	ASML Holding NV (Netherlands)	709
4,400	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	371

		1,080

SOFTWARE—3.4%
3,432	SAP SE (Germany)	465

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.8%
308	Samsung Electronics Co. Ltd. GDR (South Korea)[1]	380

TEXTILES, APPAREL & LUXURY GOODS—4.6%
660	LVMH Moet Hennessy Louis Vuitton SE (France)	633

Harbor International Compounders ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

TRADING COMPANIES & DISTRIBUTORS—4.1%
4,048	Ferguson PLC	$569

TOTAL COMMON STOCKS
(Cost $11,884)		13,565

TOTAL INVESTMENTS—98.8%
(Cost $11,884)		13,565

CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		159

TOTAL NET ASSETS—100%		$13,724

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer.These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $219 or 2% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor Long-Term Growers ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: Jennison Associates LLC

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.4%

Shares		Value

AEROSPACE & DEFENSE—0.4%
876	Northrop Grumman Corp.	$404

AUTOMOBILE COMPONENTS—0.7%
7,917	Aptiv PLC *	814

AUTOMOBILES—3.6%
24,789	Tesla, Inc. *	4,073

BANKS—0.6%
5,186	JPMorgan Chase & Co.	717

BIOTECHNOLOGY—2.0%
6,626	AbbVie, Inc.	1,001
3,683	Vertex Pharmaceuticals, Inc. *	1,255

		2,256

BROADLINE RETAIL—7.1%
54,875	Amazon.com, Inc. *	5,787
1,727	MercadoLibre, Inc. (Brazil)*	2,206

		7,993

CAPITAL MARKETS—1.2%
3,926	Blackstone, Inc.	351
836	Goldman Sachs Group, Inc.	287
1,634	Moody’s Corp.	511
706	S&P Global, Inc.	256

		1,405

COMMUNICATIONS EQUIPMENT—0.2%
1,622	Arista Networks, Inc. *	260

CONSUMER FINANCE—0.8%
5,701	American Express Co.	920

CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
4,772	Costco Wholesale Corp.	2,401

ENERGY EQUIPMENT & SERVICES—1.4%
33,120	Schlumberger NV	1,635

ENTERTAINMENT—1.5%
3,791	Netflix, Inc. *	1,251

COMMON STOCKS—Continued

Shares		Value

ENTERTAINMENT—Continued
11,370	ROBLOX Corp. Class A*	$405

		1,656

FINANCIAL SERVICES—6.0%
72,000	Adyen NV ADR (Netherlands)*,1	1,152
6,930	Apollo Global Management, Inc.	440
6,221	Mastercard, Inc. Class A	2,364
11,985	Visa, Inc. Class A	2,789

		6,745

GROUND TRANSPORTATION—1.8%
66,039	Uber Technologies, Inc. *	2,051

HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
7,208	Dexcom, Inc. *	875
1,353	Intuitive Surgical, Inc. *	407
3,775	Stryker Corp.	1,131

		2,413

HEALTH CARE PROVIDERS & SERVICES—1.5%
12,931	Centene Corp. *	891
1,605	UnitedHealth Group, Inc.	790

		1,681

HOTELS, RESTAURANTS & LEISURE—2.7%
6,017	Airbnb, Inc. Class A*	720
166	Chipotle Mexican Grill, Inc. *	343
3,055	Expedia Group, Inc. *	287
8,734	Hilton Worldwide Holdings, Inc.	1,258
2,413	Marriott International, Inc. Class A	409

		3,017

INTERACTIVE MEDIA & SERVICES—5.5%
53,280	Alphabet, Inc. Class A*	5,719
2,049	Meta Platforms, Inc. Class A*	493

		6,212

IT SERVICES—1.0%
7,834	Snowflake, Inc. Class A*	1,160

LIFE SCIENCES TOOLS & SERVICES—0.9%
2,009	Agilent Technologies, Inc.	272

Harbor Long-Term Growers ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

LIFE SCIENCES TOOLS & SERVICES—Continued
2,002	Danaher Corp.	$474
482	Thermo Fisher Scientific, Inc.	268

		1,014

MEDIA—0.5%
9,263	Trade Desk, Inc. Class A*	596

PERSONAL CARE PRODUCTS—1.3%
14,816	L’Oreal SA ADR (France)[1]	1,412

PHARMACEUTICALS—7.4%
10,930	AstraZeneca PLC ADR (United Kingdom)[1]	800
8,456	Eli Lilly & Co.	3,347
8,197	Merck & Co., Inc.	947
13,320	Novo Nordisk AS ADR (Denmark)[1]	2,226
5,827	Zoetis, Inc.	1,024

		8,344

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.9%
6,368	Advanced Micro Devices, Inc. *	569
3,357	Applied Materials, Inc.	379
550	ASML Holding NV New York Registry Shares (Netherlands)	350
1,064	Broadcom, Inc.	667
1,611	Enphase Energy, Inc. *	265
765	Lam Research Corp.	401
14,069	Marvell Technology, Inc.	556
10,162	Micron Technology, Inc.	654
22,200	NVIDIA Corp.	6,160

		10,001

SOFTWARE—15.7%
1,495	Adobe, Inc. *	564
4,123	Atlassian Corp. PLC Class A*	609
1,373	Cadence Design Systems, Inc. *	288
3,627	CrowdStrike Holdings, Inc. Class A*	435
5,867	Datadog, Inc. *	395
43,118	Microsoft Corp.	13,248

COMMON STOCKS—Continued

Shares		Value

SOFTWARE—Continued
4,141	Palo Alto Networks, Inc. *	$756
1,806	Salesforce, Inc. *	358
2,816	Synopsys, Inc. *	1,046

		17,699

SPECIALIZED REITS—1.3%
7,089	American Tower Corp.	1,449

SPECIALTY RETAIL—3.4%
1,807	Home Depot, Inc.	543
1,604	O’Reilly Automotive, Inc. *	1,471
14,718	TJX Cos., Inc.	1,160
1,216	Ulta Beauty, Inc. *	671

		3,845

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—11.7%
77,796	Apple, Inc.	13,200

TEXTILES, APPAREL & LUXURY GOODS—5.5%
42,478	Cie Financiere Richemont SA ADR (Switzerland)[1] .	699
5,213	Lululemon Athletica, Inc. *	1,980
15,645	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	3,004
4,399	NIKE, Inc. Class B	557

		6,240

WIRELESS TELECOMMUNICATION SERVICES—0.6%
4,566	T-Mobile US, Inc. *	657

TOTAL COMMON STOCKS
(Cost $101,883)		112,270

TOTAL INVESTMENTS—99.4%
(Cost $101,883)		112,270

CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		699

TOTAL NET ASSETS—100%		$112,969

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: BlueCove Limited

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—97.1%

Principal Amount		Value

AEROSPACE & DEFENSE—3.5%
	Howmet Aerospace, Inc.
$ 1,200	5.950%—02/01/2037	$1,222
	TransDigm, Inc.
1,200	4.625%—01/15/2029	1,088
1,400	4.875%—05/01/2029	1,274

		2,362

	Triumph Group, Inc.
900	7.750%—08/15/2025	838

		4,422

AIRLINES—1.2%
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
1,600	5.500%—04/20/2026[1]	1,573

AUTOMOBILES—3.5%
	Allison Transmission, Inc.
900	3.750%—01/30/2031[1]	769
500	5.875%—06/01/2029[1]	493

		1,262

	Ford Motor Credit Co. LLC
1,100	2.300%—02/10/2025	1,026
	Jaguar Land Rover Automotive PLC
900	5.500%—07/15/2029[1]	746
1,000	5.875%—01/15/2028[1]	866

		1,612

	Wabash National Corp.
600	4.500%—10/15/2028[1]	523

		4,423

BANKS—2.6%
	Intesa Sanpaolo SpA
1,400	4.198%—06/01/2032[1,2]	1,062
200	5.017%—06/26/2024[1]	194

		1,256

	UniCredit SpA
2,200	5.459%—06/30/2035[1,2]	1,877
	UniCredit SpA MTN[3]
200	7.296%—04/02/2034[1,2]	192

		3,325

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

BUILDING PRODUCTS—0.2%
	EnPro Industries, Inc.
$ 300	5.750%—10/15/2026	$294

CAPITAL MARKETS—0.2%
	BrightSphere Investment Group, Inc.
300	4.800%—07/27/2026	280

CHEMICALS—3.0%
	Ashland LLC
200	6.875%—05/15/2043	201
	Chemours Co.
1,200	5.750%—11/15/2028[1]	1,068
	Mativ Holdings, Inc.
400	6.875%—10/01/2026[1]	365
	Rain CII Carbon LLC/CII Carbon Corp.
1,000	7.250%—04/01/2025[1]	970
	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
800	5.125%—04/01/2029[1]	497
900	5.375%—09/01/2025[1]	755

		1,252

		3,856

COMMERCIAL SERVICES & SUPPLIES—1.5%
	Cimpress PLC
1,000	7.000%—06/15/2026	839
	CPI CG, Inc.
400	8.625%—03/15/2026[1]	395
	Deluxe Corp.
800	8.000%—06/01/2029[1]	619
	Matthews International Corp.
100	5.250%—12/01/2025[1]	96

		1,949

COMMUNICATIONS EQUIPMENT—0.4%
	Viasat, Inc.
700	6.500%—07/15/2028[1]	556

CONSTRUCTION & ENGINEERING—1.5%
	Arcosa, Inc.
400	4.375%—04/15/2029[1]	365

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

CONSTRUCTION & ENGINEERING—Continued
	Tutor Perini Corp.
$500	6.875%—05/01/2025[1]	$363
	VM Consolidated, Inc.
200	5.500%—04/15/2029[1]	187
	Williams Scotsman International, Inc.
1,000	6.125%—06/15/2025[1]	996

		1,911

CONSTRUCTION MATERIALS—0.1%
	Brundage-Bone Concrete Pumping Holdings, Inc.
100	6.000%—02/01/2026[1]	94

CONSUMER FINANCE—1.5%
	Enova International, Inc.
698	8.500%—09/15/2025[1]	670
	PRA Group, Inc.
600	5.000%—10/01/2029[1]	509
700	8.375%—02/01/2028[1]	699

		1,208

		1,878

DIVERSIFIED CONSUMER SERVICES—1.0%
	Service Corp. International
1,500	4.000%—05/15/2031	1,324

DIVERSIFIED FINANCIAL SERVICES—1.8%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,300	4.375%—02/01/2029	1,143
1,200	5.250%—05/15/2027	1,133

		2,276

DIVERSIFIED REITS—4.5%
	Global Net Lease, Inc./Global Net Lease Operating Partnership LP
900	3.750%—12/15/2027[1]	690
	HAT Holdings I LLC/HAT Holdings II LLC
500	6.000%—04/15/2025[1]	487
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
1,300	4.250%—02/01/2027[1]	1,110
	Office Properties Income Trust
500	2.650%—06/15/2026	350
1,200	4.500%—02/01/2025	1,021

		1,371

	Service Properties Trust
1,500	7.500%—09/15/2025	1,471
	Starwood Property Trust, Inc.
695	4.375%—01/15/2027[1]	600

		5,729

DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
	Frontier Communications Holdings LLC
800	6.000%—01/15/2030[1]	613
1,700	6.750%—05/01/2029[1]	1,370

		1,983

ELECTRIC UTILITIES—0.5%
	Drax Finco PLC
600	6.625%—11/01/2025[1]	586

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

ELECTRICAL EQUIPMENT—0.5%
	Atkore, Inc.
$ 700	4.250%—06/01/2031[1]	$617

ENERGY EQUIPMENT & SERVICES—3.0%
	CSI Compressco LP/CSI Compressco Finance, Inc.
300	7.500%—04/01/2025[1]	290
	Ensign Drilling, Inc.
800	9.250%—04/15/2024[1]	781
	USA Compression Partners LP/USA Compression Finance Corp.
1,400	6.875—04/01/26-09/01/27	2,069
	Weatherford International Ltd.
600	8.625%—04/30/2030[1]	612

		3,752

ENTERTAINMENT—2.6%
	CDI Escrow Issuer, Inc.
1,000	5.750%—04/01/2030[1]	965
	Lions Gate Capital Holdings LLC
900	5.500%—04/15/2029[1]	657
	Live Nation Entertainment, Inc.
1,600	6.500%—05/15/2027[1]	1,620

		3,242

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.0%
	Apollo Commercial Real Estate Finance, Inc.
800	4.625%—06/15/2029[1]	607
	CTR Partnership LP/CareTrust Capital Corp.
700	3.875%—06/30/2028[1]	612

		1,219

FOOD PRODUCTS—1.6%
	Lamb Weston Holdings, Inc.
1,900	4.125%—01/31/2030[1]	1,742
300	4.375%—01/31/2032[1]	274

		2,016

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
	Hologic, Inc.
1,800	3.250%—02/15/2029[1]	1,620
700	4.625%—02/01/2028[1]	682

		2,302

HEALTH CARE PROVIDERS & SERVICES—1.9%
	Acadia Healthcare Co., Inc.
400	5.500%—07/01/2028[1]	387
	DaVita, Inc.
300	4.625%—06/01/2030[1]	262
	Encompass Health Corp.
700	4.625%—04/01/2031	628
	Molina Healthcare, Inc.
1,400	3.875%—05/15/2032[1]	1,201

		2,478

HOTELS, RESTAURANTS & LEISURE—7.4%
	Boyd Gaming Corp.
1,100	4.750%—06/15/2031[1]	1,008
	Hilton Domestic Operating Co., Inc.
400	3.625%—02/15/2032[1]	342
2,100	4.000%—05/01/2031[1]	1,859

		2,201

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

HOTELS, RESTAURANTS & LEISURE—Continued
	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
$ 900	4.875%—07/01/2031[1]	$788
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
900	4.750%—06/01/2027[1]	887
	Las Vegas Sands Corp.
900	2.900%—06/25/2025	853
	Marriott Ownership Resorts, Inc.
900	4.500%—06/15/2029[1]	787
600	4.750%—01/15/2028	536

		1,323

	New Red Finance, Inc.
400	3.875%—01/15/2028[1]	376
	Royal Caribbean Cruises Ltd.
100	7.500%—10/15/2027	95
1,800	11.625%—08/15/2027[1]	1,916

		2,011

		9,447

HOUSEHOLD DURABLES—1.0%
	Tempur Sealy International, Inc.
1,500	4.000%—04/15/2029[1]	1,314

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
	Enviva Partners LP/Enviva Partners Finance Corp.
300	6.500%—01/15/2026[1]	256

INSURANCE—0.4%
	Enstar Finance LLC
300	5.500%—01/15/2042[2]	216
300	5.750%—09/01/2040[2]	252

		468

INTERACTIVE MEDIA & SERVICES—0.3%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
450	3.500%—03/01/2029[1]	390

INTERNET & CATALOG RETAIL—2.1%
	Cars.com, Inc.
400	6.375%—11/01/2028[1]	377
	GrubHub Holdings, Inc.
900	5.500%—07/01/2027[1]	658
	Rakuten Group, Inc.
1,600	10.250%—11/30/2024[1]	1,577

		2,612

IT SERVICES—2.3%
	Gartner, Inc.
1,000	3.625%—06/15/2029[1]	887
1,500	4.500%—07/01/2028[1]	1,412

		2,299

	Unisys Corp.
900	6.875%—11/01/2027[1]	600

		2,899

LEISURE PRODUCTS—2.8%
	Carnival Corp.
1,700	7.625%—03/01/2026[1]	1,556
	Life Time, Inc.
900	8.000%—04/15/2026[1]	896

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

LEISURE PRODUCTS—Continued
	NCL Corp. Ltd.
$ 1,000	5.875%—03/15/2026[1]	$863
	Vista Outdoor, Inc.
300	4.500%—03/15/2029[1]	236

		3,551

MACHINERY—1.6%
	BWX Technologies, Inc.
700	4.125—06/30/28-04/15/29[1]	1,278
	Mueller Water Products, Inc.
800	4.000%—06/15/2029[1]	724

		2,002

MEDIA—3.4%
	AMC Networks, Inc.
1,700	4.250%—02/15/2029	1,180
700	4.750%—08/01/2025	650

		1,830

	DISH DBS Corp.
2,000	7.750%—07/01/2026	1,158
	Sirius XM Radio, Inc.
1,700	3.875%—09/01/2031[1]	1,286

		4,274

METALS & MINING—3.0%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
400	7.500%—05/01/2025[1]	398
	Commercial Metals Co.
500	3.875%—02/15/2031	439
500	4.125%—01/15/2030	448

		887

	Eldorado Gold Corp.
350	6.250%—09/01/2029[1]	326
	FMG Resources August Pty. Ltd.
500	6.125%—04/15/2032[1]	484
	IAMGOLD Corp.
800	5.750%—10/15/2028[1]	633
	Park-Ohio Industries, Inc.
400	6.625%—04/15/2027	320
	SunCoke Energy, Inc.
300	4.875%—06/30/2029[1]	261
	Taseko Mines Ltd.
600	7.000%—02/15/2026[1]	554

		3,863

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
	Rithm Capital Corp.
1,000	6.250%—10/15/2025[1]	917
	Starwood Property Trust, Inc.
200	4.750%—03/15/2025	190

		1,107

OFFICE ELECTRONICS—0.3%
	Pitney Bowes, Inc.
600	7.250%—03/15/2029[1]	442

OIL, GAS & CONSUMABLE FUELS—8.8%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
700	5.375%—06/15/2029[1]	656

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

OIL, GAS & CONSUMABLE FUELS—Continued
	Chord Energy Corp.
$ 700	6.375%—06/01/2026[1]	$698
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
700	7.125%—06/01/2028[1]	638
	DT Midstream, Inc.
1,300	4.125%—06/15/2029[1]	1,154
	Gran Tierra Energy International Holdings Ltd.
400	6.250%—02/15/2025[1]	343
	Gran Tierra Energy, Inc.
400	7.750%—05/23/2027[1]	303
	Holly Energy Partners LP/Holly Energy Finance Corp.
900	5.000%—02/01/2028[1]	840
	Murphy Oil USA, Inc.
900	3.750%—02/15/2031[1]	771
900	4.750%—09/15/2029	836

		1,607

	New Fortress Energy, Inc.
100	6.500%—09/30/2026[1]	92
1,700	6.750%—09/15/2025[1]	1,621

		1,713

	PG&E Corp.
200	5.250%—07/01/2030	185
	Sunoco LP/Sunoco Finance Corp.
700	4.500—05/15/29-04/30/30	899
	Transocean, Inc.
1,100	7.500%—01/15/2026[1]	1,016
1,100	11.500%—01/30/2027[1]	1,127

		2,143

		11,179

PERSONAL CARE PRODUCTS—1.3%
	Coty, Inc.
1,700	5.000%—04/15/2026[1]	1,662

PHARMACEUTICALS—3.3%
	Bausch Health Cos., Inc.
1,500	4.875%—06/01/2028[1]	990
	Herbalife Nutrition Ltd./HLF Financing, Inc.
1,100	7.875%—09/01/2025[1]	1,054
	Jazz Securities DAC
1,900	4.375%—01/15/2029[1]	1,748
	Perrigo Finance Unlimited Co.
200	3.900%—12/15/2024	194
200	4.900%—12/15/2044	145

		339

		4,131

PROFESSIONAL SERVICES—1.0%
	KBR, Inc.
300	4.750%—09/30/2028[1]	278
	TriNet Group, Inc.
500	3.500%—03/01/2029[1]	438
	WW International, Inc.
800	4.500%—04/15/2029[1]	511

		1,227

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
	Howard Hughes Corp.
$ 1,200	4.375%—02/01/2031[1]	$974
	Kennedy-Wilson, Inc.
200	4.750%—02/01/2030	155
900	5.000%—03/01/2031	683

		838

		1,812

SOFTWARE—3.5%
	Fair Isaac Corp.
1,500	4.000%—06/15/2028[1]	1,400
	Open Text Corp.
700	3.875%—12/01/2029[1]	589
	Open Text Holdings, Inc.
1,700	4.125—02/15/30-12/01/31[1]	1,620
	PTC, Inc.
900	3.625%—02/15/2025[1]	869

		4,478

SPECIALTY RETAIL—5.3%
	Abercrombie & Fitch Management Co.
500	8.750%—07/15/2025[1]	508
	Academy Ltd.
400	6.000%—11/15/2027[1]	393
	Arko Corp.
200	5.125%—11/15/2029[1]	162
	Bath & Body Works, Inc.
1,100	6.750%—07/01/2036	980
200	6.875%—11/01/2035	181

		1,161

	BC ULC/New Red Finance, Inc.
1,200	3.500%—02/15/2029[1]	1,080
	Foot Locker, Inc.
700	4.000%—10/01/2029[1]	593
	Gap, Inc.
1,400	3.625%—10/01/2029[1]	993
1,400	3.875%—10/01/2031[1]	980

		1,973

	Macy’s Retail Holdings LLC
100	5.125%—01/15/2042	66
	Penske Automotive Group, Inc.
900	3.750%—06/15/2029	784

		6,720

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
	Pitney Bowes
700	6.875%—03/15/2027[1]	540
	Xerox Corp.
400	4.800%—03/01/2035	264
600	6.750%—12/15/2039	457

		721

	Xerox Holdings Corp.
1,450	5.500%—08/15/2028[1]	1,252

		2,513

TOBACCO—2.1%
	Turning Point Brands, Inc.
342	5.625%—02/15/2026[1]	314

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

TOBACCO—Continued
	Vector Group Ltd.
$ 1,700	5.750%—02/01/2029[1]	$1,522
800	10.500%—11/01/2026[1]	807

		2,329

		2,643

TRADING COMPANIES & DISTRIBUTORS—0.8%
700	G-III Apparel Group Ltd. 7.875%—08/15/2025[1]	659
400	GYP Holdings III Corp. 4.625%—05/01/2029[1]	354

		1,013

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

TRANSPORTATION INFRASTRUCTURE—0.9%
	Fortress Transportation & Infrastructure Investors LLC
$ 1,300	5.500%—05/01/2028[1]	$1,193

TOTAL CORPORATE BONDS & NOTES
(Cost $123,509)		123,281

TOTAL INVESTMENTS—97.1%
(Cost $123,509)		123,281

CASH AND OTHER ASSETS, LESS LIABILITIES—2.9%		3,617

TOTAL NET ASSETS—100.0%		$126,898

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

[1]

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $94,914 or 75% of net assets.

[2]	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.

[3]	MTN after the name of a security stands for Medium Term Note.

The accompanying notes are an integral part of the Financial Statements.

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Subadvisor: BlueCove Limited

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—95.6%

Principal Amount		Value

AEROSPACE & DEFENSE—3.5%
	Howmet Aerospace, Inc.
$ 100	3.000%—01/15/2029	$90
200	5.900%—02/01/2027	205

		295

	Moog, Inc.
200	4.250%—12/15/2027[1]	188
	TransDigm, Inc.
200	4.875%—05/01/2029	182
200	5.500%—11/15/2027	192

		374

	Triumph Group, Inc.
300	7.750%—08/15/2025	280

		1,137

AUTOMOBILES—2.1%
	Allison Transmission, Inc.
100	3.750%—01/30/2031[1]	86
	Jaguar Land Rover Automotive PLC
200	5.500%—07/15/2029[1]	166
200	5.875%—01/15/2028[1]	173

		339

	Wabash National Corp.
300	4.500%—10/15/2028[1]	261

		686

BANKS—2.0%
	Intesa Sanpaolo SpA
400	4.198%—06/01/2032[1,2]	303
	UniCredit SpA
200	5.459%—06/30/2035[1,2]	171
	UniCredit SpA MTN
200	5.861%—06/19/2032[1,2]	182

		656

BEVERAGES—0.6%
	Keurig Dr Pepper, Inc.
100	3.400%—11/15/2025	97

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

BEVERAGES—Continued
	PepsiCo, Inc.
$ 100	2.625%—07/29/2029	$92

		189

BIOTECHNOLOGY—0.9%
	Biogen, Inc.
300	4.050%—09/15/2025	294

BUILDING PRODUCTS—0.6%
	Carlisle Cos., Inc.
200	3.750%—12/01/2027	192

CHEMICALS—4.8%
	Ashland LLC
300	3.375%—09/01/2031[1]	249
	HB Fuller Co.
100	4.250%—10/15/2028	92
	Minerals Technologies, Inc.
100	5.000%—07/01/2028[1]	91
	Rain CII Carbon LLC/CII Carbon Corp.
300	7.250%—04/01/2025[1]	291
	Rayonier AM Products, Inc.
300	7.625%—01/15/2026[1]	267
	Solvay Finance America LLC
300	4.450%—12/03/2025[1]	295
	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
300	5.375%—09/01/2025[1]	252

		1,537

COMMERCIAL SERVICES & SUPPLIES—3.8%
	Cimpress PLC
400	7.000%—06/15/2026	335
	CPI CG, Inc.
200	8.625%—03/15/2026[1]	198
	GFL Environmental, Inc.
200	3.750%—08/01/2025[1]	194
	Republic Services, Inc.
300	2.500%—08/15/2024	291
	Transurban Queensland Finance Pty. Ltd.
200	4.500%—04/19/2028	192

		1,210

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

COMMUNICATIONS EQUIPMENT—2.3%
	Motorola Solutions, Inc.
$ 200	4.600%—02/23/2028	$199
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
300	5.152%—09/20/2029[1]	298
	Viasat, Inc.
300	6.500%—07/15/2028[1]	238

		735

CONSTRUCTION & ENGINEERING—2.1%
	Arcosa, Inc.
200	4.375%—04/15/2029[1]	182
	Tutor Perini Corp.
300	6.875%—05/01/2025[1]	218
	Williams Scotsman International, Inc.
300	4.625%—08/15/2028[1]	276

		676

CONSUMER FINANCE—0.6%
	Enova International, Inc.
200	8.500%—09/15/2025[1]	192

CONTAINERS & PACKAGING—2.0%
	Amcor Finance USA, Inc.
100	3.625%—04/28/2026	96
	Brambles USA, Inc.
200	4.125%—10/23/2025[1]	196
	Graphic Packaging International LLC
100	3.500—03/15/28-03/01/29[1]	180
	Silgan Holdings, Inc.
200	4.125%—02/01/2028	187

		659

DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
	Frontier Communications Holdings LLC
100	6.000%—01/15/2030[1]	77
350	6.750%—05/01/2029[1]	282

		359

	T-Mobile USA, Inc.
200	2.625%—02/15/2029	177

		536

ELECTRIC UTILITIES—0.9%
	Alexander Funding Trust
300	1.841%—11/15/2023[1]	292

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	Keysight Technologies, Inc.
200	4.550%—10/30/2024	198

ENERGY EQUIPMENT & SERVICES—2.2%
	Enterprise Products Operating LLC
200	3.900%—02/15/2024	198
	USA Compression Partners LP/USA Compression Finance Corp.
200	6.875%—04/01/2026	198
	Weatherford International Ltd.
300	8.625%—04/30/2030[1]	306

		702

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

ENTERTAINMENT—0.4%
	Lions Gate Capital Holdings LLC
$ 200	5.500%—04/15/2029[1]	$146

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.1%
	Apollo Commercial Real Estate Finance, Inc.
200	4.625%—06/15/2029[1]	152
	CTR Partnership LP/CareTrust Capital Corp.
200	3.875%—06/30/2028[1]	175
	GLP Capital LP/GLP Financing II, Inc.
200	5.375%—04/15/2026	198
	Iron Mountain, Inc.
200	5.250%—07/15/2030[1]	184
	VICI Properties LP/VICI Note Co., Inc.
300	3.750%—02/15/2027[1]	281

		990

FOOD & STAPLES RETAILING—0.8%
	CDW LLC/CDW Finance Corp.
300	3.250%—02/15/2029	260

FOOD PRODUCTS—3.3%
	Conagra Brands, Inc.
200	4.600%—11/01/2025	199
	J M Smucker Co.
300	3.500%—03/15/2025	293
	Kellogg Co.
100	2.650%—12/01/2023	99
	Lamb Weston Holdings, Inc.
300	4.125%—01/31/2030[1]	275
	Mondelez International Holdings Netherlands BV
200	0.750%—09/24/2024[1]	188

		1,054

HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
	Edwards Lifesciences Corp.
200	4.300%—06/15/2028	200
	Hologic, Inc.
300	3.250%—02/15/2029[1]	270
	Stryker Corp.
300	3.375%—11/01/2025	291
	Zimmer Biomet Holdings, Inc.
200	1.450%—11/22/2024	190

		951

HEALTH CARE PROVIDERS & SERVICES—3.4%
	Acadia Healthcare Co., Inc.
100	5.000%—04/15/2029[1]	95
	AMN Healthcare, Inc.
100	4.625%—10/01/2027[1]	93
	DaVita, Inc.
200	4.625%—06/01/2030[1]	174
	HCA, Inc.
300	3.125%—03/15/2027	282
	McKesson Corp.
200	1.300%—08/15/2026	180
100	3.796%—03/15/2024	99

		279

	Molina Healthcare, Inc.
200	3.875%—11/15/2030[1]	177

		1,100

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

HOTELS, RESTAURANTS & LEISURE—2.5%
	Hilton Domestic Operating Co., Inc.
$ 300	4.875%—01/15/2030	$285
	New Red Finance, Inc.
200	3.875%—01/15/2028[1]	188
	Royal Caribbean Cruises Ltd.
300	11.625%—08/15/2027[1]	319

		792

HOUSEHOLD PRODUCTS—0.9%
	Reckitt Benckiser Treasury Services PLC
300	3.000%—06/26/2027[1]	283

INSURANCE—1.0%
	Elevance Health, Inc.
200	3.350%—12/01/2024	195
	Enstar Finance LLC
200	5.500%—01/15/2042[2]	144

		339

INTERACTIVE MEDIA & SERVICES—0.3%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
100	3.500%—03/01/2029[1]	87

INTERNET & CATALOG RETAIL—2.5%
	Cars.com, Inc.
200	6.375%—11/01/2028[1]	189
	GrubHub Holdings, Inc.
300	5.500%—07/01/2027[1]	219
	Rakuten Group, Inc.
400	10.250%—11/30/2024[1]	394

		802

IT SERVICES—1.1%
	Gartner, Inc.
200	3.625%—06/15/2029[1]	177
	Unisys Corp.
100	6.875%—11/01/2027[1]	67
	VeriSign, Inc.
100	5.250%—04/01/2025	100

		344

LEISURE PRODUCTS—2.3%
	Carnival Corp.
300	7.625%—03/01/2026[1]	275
	Life Time, Inc.
300	8.000%—04/15/2026	299
	NCL Corp. Ltd.
200	5.875%—03/15/2026[1]	172

		746

MACHINERY—1.2%
	nVent Finance Sarl
200	4.550%—04/15/2028	193
	Westinghouse Air Brake Technologies Corp.
200	4.400%—03/15/2024	197

		390

MEDIA—3.1%
	AMC Networks, Inc.
400	4.250%—02/15/2029	278
	Gannett Holdings LLC
200	6.000%—11/01/2026[1]	169

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

MEDIA—Continued
	RELX Capital, Inc.
$ 300	4.000%—03/18/2029	$294
	Sirius XM Radio, Inc.
300	4.000%—07/15/2028[1]	254

		995

METALS & MINING—3.5%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
100	7.500%—05/01/2025[1]	99
	Commercial Metals Co.
100	3.875%—02/15/2031	88
100	4.125%—01/15/2030	90
100	4.375%—03/15/2032	87

		265

	Eldorado Gold Corp.
150	6.250%—09/01/2029[1]	140
	IAMGOLD Corp.
300	5.750%—10/15/2028[1]	237
	Reliance Steel & Aluminum Co.
200	1.300%—08/15/2025	184
	Warrior Met Coal, Inc.
200	7.875%—12/01/2028[1]	202

		1,127

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
	Rithm Capital Corp.
200	6.250%—10/15/2025[1]	183
	Starwood Property Trust, Inc.
100	4.750%—03/15/2025	95

		278

OFFICE ELECTRONICS—0.5%
	Pitney Bowes, Inc.
200	7.250%—03/15/2029[1]	147

OIL, GAS & CONSUMABLE FUELS—6.7%
	Athabasca Oil Corp.
85	9.750%—11/01/2026[1]	89
	Chord Energy Corp.
300	6.375%—06/01/2026[1]	299
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	91
	DT Midstream, Inc.
200	4.375%—06/15/2031[1]	174
	Marathon Petroleum Corp.
200	4.700%—05/01/2025	199
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	171
100	4.750%—09/15/2029	93

		264

	New Fortress Energy, Inc.
300	6.750%—09/15/2025[1]	286
	Phillips 66
100	0.900%—02/15/2024	97
	Schlumberger Holdings Corp.
300	3.900%—05/17/2028[1]	291
	Transocean, Inc.
200	8.000%—02/01/2027[1]	178

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

OIL, GAS & CONSUMABLE FUELS—Continued
	Williams Cos., Inc.
$ 200	4.300%—03/04/2024	$199

		2,167

PERSONAL CARE PRODUCTS—0.9%
	Edgewell Personal Care Co.
300	5.500%—06/01/2028[1]	288

PHARMACEUTICALS—3.2%
	Bausch Health Cos., Inc.
300	11.000%—09/30/2028[1]	243
	Herbalife Nutrition Ltd./HLF Financing, Inc.
300	7.875%—09/01/2025[1]	287
	Merck & Co., Inc.
300	1.900%—12/10/2028	268
	Perrigo Finance Unlimited Co.
200	4.400%—06/15/2030	181
	Takeda Pharmaceutical Co. Ltd.
62	4.400%—11/26/2023	62

		1,041

PROFESSIONAL SERVICES—1.4%
	Gartner, Inc.
200	3.750%—10/01/2030[1]	175
	TriNet Group, Inc.
300	3.500%—03/01/2029[1]	262

		437

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	263
100	4.000%—04/15/2029[1]	94

		357

	Microchip Technology, Inc.
300	4.250%—09/01/2025	295
	Texas Instruments, Inc.
200	2.250%—09/04/2029	179

		831

SOFTWARE—4.4%
	Fair Isaac Corp.
300	4.000%—06/15/2028[1]	280
	Open Text Corp.
400	3.875%—02/15/2028[1]	355
200	6.900%—12/01/2027[1]	207

		562

	Oracle Corp.
300	2.300%—03/25/2028	269
100	6.150%—11/09/2029	106

		375

	PTC, Inc.
200	3.625%—02/15/2025[1]	193

		1,410

SPECIALTY RETAIL—3.3%
	Abercrombie & Fitch Management Co.
200	8.750%—07/15/2025[1]	203
	Arko Corp.
200	5.125%—11/15/2029[1]	162

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

SPECIALTY RETAIL—Continued
	Bath & Body Works, Inc.
$ 400	6.875%—11/01/2035	$363
	Gap, Inc.
400	3.625%—10/01/2029[1]	284
	Macy’s Retail Holdings LLC
100	5.125%—01/15/2042	66

		1,078

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
	Pitney Bowes
200	6.875%—03/15/2027[1]	154
	Xerox Holdings Corp.
400	5.500%—08/15/2028[1]	345

		499

TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Michael Kors USA, Inc.
200	4.250%—11/01/2024[1]	195

TOBACCO—4.5%
	Altria Group, Inc.
300	4.800%—02/14/2029	298
	Imperial Brands Finance PLC
300	3.125%—07/26/2024[1]	291
	Philip Morris International, Inc.
200	5.125%—02/15/2030	202
200	5.625%—11/17/2029	209

		411

	Turning Point Brands, Inc.
100	5.625%—02/15/2026[1]	92
	Vector Group Ltd.
400	5.750%—02/01/2029[1]	358

		1,450

TRADING COMPANIES & DISTRIBUTORS—1.5%
	Ferguson Finance PLC
200	4.500%—10/24/2028[1]	194
	G-III Apparel Group Ltd.
300	7.875%—08/15/2025[1]	283

		477

TRANSPORTATION INFRASTRUCTURE—0.6%
	Transurban Finance Co. Pty. Ltd.
200	4.125%—02/02/2026[1]	195

TOTAL CORPORATE BONDS & NOTES
(Cost $31,292)		30,790

FOREIGN GOVERNMENT OBLIGATIONS—1.0%
	Bahrain Government International Bond
200	7.000%—01/26/2026[1]	206
	Hungary Government International Bond
34	5.375%—03/25/2024	34
	Russian Foreign Bond - Eurobond
200	4.250%—06/23/2027[1]	86

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount	Value

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $471)	326

TOTAL INVESTMENTS—96.6%
(Cost $31,763)	31,116

CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%	1,111

TOTAL NET ASSETS—100.0%	$32,227

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S Treasury Note Futures 10 Year (Short)	5	06/21/2023	$576	$1

U.S Treasury Note Futures 2 Year (Long)	80	06/30/2023	16,493	(106)

Total Futures Contracts				$(105)

CREDIT DEFAULT SWAP AGREEMENTS

CENTRALLY CLEARED SWAP AGREEMENTS

									Upfront	Unrealized
					Implied		Notional		Premiums	Appreciation/
		Buy/	Pay/Receive	Expiration	Credit	Payment	Amount[6]	Value[7]	(Received)/Paid	(Depreciation)
Counterparty/Exchange	Reference Entity	Sell[3,4]	Fixed Rate	Date	Spread[5]	Frequency	(000s)	(000s)	(000s)	(000s)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 40	Buy	5.000%	06/20/2028	4.649%	Quarterly	$1,600	$(32)	$(5)	$(27)
ICE Clear Credit LLC	Markit CDX North America Investment Grade Index Series 40	Buy	1.000%	06/20/2028	0.755%	Quarterly	4,800	(59)	(46)	(13)

Total Centrally Cleared Credit Default Swaps										$(40)

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

As of April 30, 2023, the investment in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2023, the aggregate value of these securities was $19,389 or 60% of net assets.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.

3

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

5

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

6

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

7

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Explorer ETF

PORTFOLIO OF INVESTMENTS—April 30, 2023 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

SECTOR ALLOCATION (% of investments)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.0%

Shares		Value

AEROSPACE & DEFENSE—1.1%
340	Axon Enterprise, Inc. *	$72
244	BWX Technologies, Inc.	16
18	Northrop Grumman Corp.	8

		96

AIR FREIGHT & LOGISTICS—1.6%
1,910	Air Transport Services Group, Inc. *	39
76	FedEx Corp.	17
1,514	GXO Logistics, Inc. *	81

		137

AUTOMOBILE COMPONENTS—0.9%
1,664	Gentex Corp.	46
127	Gentherm, Inc. *	8
1,617	Goodyear Tire & Rubber Co. *	17
393	Stoneridge, Inc. *	7

		78

AUTOMOBILES—0.5%
575	Thor Industries, Inc.	45

BANKS—7.8%
585	1st Source Corp.	24
1,038	Bank OZK	37
3,322	Carter Bankshares, Inc. *	43
558	East West Bancorp, Inc.	29
144	First Bancorp	4
153	First Citizens BancShares, Inc. Class A	154
3,900	First Hawaiian, Inc.	75
2,462	First Horizon Corp.	43
1,275	Hancock Whitney Corp.	47
794	Home BancShares, Inc.	17
1,102	International Bancshares Corp.	47
222	Prosperity Bancshares, Inc.	14
603	Regions Financial Corp.	11
280	Truist Financial Corp.	9
1,367	Wintrust Financial Corp.	94

		648

BEVERAGES—0.5%
1,798	Vita Coco Co., Inc. *	39

COMMON STOCKS—Continued

Shares		Value

BIOTECHNOLOGY—2.4%
1,051	Crinetics Pharmaceuticals, Inc. *	$21
525	Cytokinetics, Inc. *	20
952	Inhibrx, Inc. *	20
439	Mirati Therapeutics, Inc. *	19
532	Natera, Inc. *	27
210	United Therapeutics Corp. *	48
1,275	Veracyte, Inc. *	29
499	Xenon Pharmaceuticals, Inc. (Canada)*	20

		204

BUILDING PRODUCTS—0.5%
65	Carlisle Cos., Inc.	14
201	Carrier Global Corp.	9
192	UFP Industries, Inc.	15

		38

CAPITAL MARKETS—1.4%
217	Cohen & Steers, Inc.	13
39	FactSet Research Systems, Inc.	16
214	Hamilton Lane, Inc. Class A	16
155	LPL Financial Holdings, Inc.	32
74	Morningstar, Inc.	13
167	Virtus Investment Partners, Inc.	31

		121

CHEMICALS—1.3%
3,906	Element Solutions, Inc.	71
255	Innospec, Inc.	26
68	Quaker Chemical Corp.	13

		110

COMMERCIAL SERVICES & SUPPLIES—2.1%
375	ABM Industries, Inc.	16
1,186	Casella Waste Systems, Inc. Class A*	106
577	GFL Environmental, Inc. (Canada)	21
125	Tetra Tech, Inc.	17
80	UniFirst Corp.	13

		173

COMMUNICATIONS EQUIPMENT—0.4%
2,617	Harmonic, Inc. *	37

Harbor Small Cap Explorer ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

CONSTRUCTION & ENGINEERING—1.0%
1,354	Ameresco, Inc. Class A*	$57
598	WillScot Mobile Mini Holdings Corp. *	27

		84

CONSTRUCTION MATERIALS—0.5%
1,389	Summit Materials, Inc. Class A*	38

CONSUMER FINANCE—0.4%
702	Enova International, Inc. *	31

CONSUMER STAPLES DISTRIBUTION & RETAIL—2.1%
725	BJ’s Wholesale Club Holdings, Inc. *	55
78	Casey’s General Stores, Inc.	18
1,436	Chefs’ Warehouse, Inc. *	48
417	Grocery Outlet Holding Corp. *	12
1,111	Sprouts Farmers Market, Inc. *	39

		172

DISTRIBUTORS—0.2%
44	Pool Corp.	15

DIVERSIFIED CONSUMER SERVICES—2.7%
3,559	Frontdoor, Inc. *	97
1,053	Grand Canyon Education, Inc. *	125

		222

DIVERSIFIED REITS—1.1%
4,609	Alexander & Baldwin, Inc.	89

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
244	Cogent Communications Holdings, Inc.	17

ELECTRIC UTILITIES—0.0%
84	Portland General Electric Co.	4

ELECTRICAL EQUIPMENT—1.5%
3,280	Array Technologies, Inc. *	67
2,791	Enovix Corp. *	30
954	Fluence Energy, Inc. *	17
182	Vicor Corp. *	8

		122

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
1,877	908 Devices, Inc. *	13
3,253	Akoustis Technologies, Inc. *	9
301	Cognex Corp.	15
1,152	Coherent Corp. *	39
111	Littelfuse, Inc.	27
2,158	PAR Technology Corp. *	66

		169

ENERGY EQUIPMENT & SERVICES—1.1%
728	Cactus, Inc. Class A	30
1,490	Liberty Energy, Inc.	19
2,889	ProPetro Holding Corp. *	20
799	Ranger Energy Services, Inc. *	9
6,082	TETRA Technologies, Inc. *	17

		95

ENTERTAINMENT—0.5%
1,634	Lions Gate Entertainment Corp. Class B*	18
482	Roku, Inc. *	27

		45

COMMON STOCKS—Continued

Shares		Value

FINANCIAL SERVICES—2.4%
1,141	Euronet Worldwide, Inc. *	$126
1,336	Flywire Corp. *	39
104	Jack Henry & Associates, Inc.	17
817	Toast, Inc. Class A*	15

		197

FOOD PRODUCTS—1.3%
114	Conagra Brands, Inc.	4
1,904	Hostess Brands, Inc. *	49
39	Lamb Weston Holdings, Inc.	4
532	Post Holdings, Inc. *	48
105	Tyson Foods, Inc. Class A	7

		112

GAS UTILITIES—0.6%
391	Brookfield Infrastructure Corp. Class A (Canada)	17
116	Chesapeake Utilities Corp.	14
391	National Fuel Gas Co.	22

		53

GROUND TRANSPORTATION—1.4%
101	Landstar System, Inc.	18
1,844	U-Haul Holding Co.	100

		118

HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
2,280	Bausch & Lomb Corp. *	40
3,812	CytoSorbents Corp. *	9
3,247	FIGS, Inc. Class A*	23
198	Inmode Ltd. *	7
1,507	Lantheus Holdings, Inc. *	129
331	LeMaitre Vascular, Inc.	18
283	OrthoPediatrics Corp. *	14
1,521	SI-BONE, Inc. *	34
96	STERIS PLC	18
87	TransMedics Group, Inc. *	7

		299

HEALTH CARE PROVIDERS & SERVICES—5.0%
660	Acadia Healthcare Co., Inc. *	48
2,965	AdaptHealth Corp. *	35
1,520	Castle Biosciences, Inc. *	34
32	Chemed Corp.	18
1,323	Encompass Health Corp.	85
252	Ensign Group, Inc.	25
1,994	Premier, Inc. Class A	67
125	Quest Diagnostics, Inc.	17
867	Select Medical Holdings Corp.	26
735	Surgery Partners, Inc. *	29
153	Tenet Healthcare Corp. *	11
190	U.S. Physical Therapy, Inc.	20

		415

HEALTH CARE TECHNOLOGY—1.0%
927	Definitive Healthcare Corp. *	10
1,888	Evolent Health, Inc. Class A*	69
1,995	Renalytix PLC ADR [1]	4

		83

HOTEL & RESORT REITS—0.9%
805	Ryman Hospitality Properties, Inc.	72

Harbor Small Cap Explorer ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

HOTELS, RESTAURANTS & LEISURE—2.6%
1,205	Bloomin’ Brands, Inc.	$30
1,537	Boston Pizza Royalties Income Fund (Canada)	18
85	Churchill Downs, Inc.	25
51	Domino’s Pizza, Inc.	16
216	Kura Sushi USA, Inc. Class A*	15
467	Planet Fitness, Inc. Class A*	39
364	Portillo’s, Inc. Class A*	8
1,126	Travel & Leisure Co.	43
117	Wingstop, Inc.	23

		217

HOUSEHOLD DURABLES—0.2%
379	Lovesac Co. *	10
100	Taylor Morrison Home Corp. *	4

		14

INDUSTRIAL REITS—0.9%
1,290	Americold Realty Trust, Inc.	38
349	Granite Real Estate Investment Trust (Canada)	22
249	Terreno Realty Corp.	15

		75

INSURANCE—3.5%
1,429	Assured Guaranty Ltd.	77
1,080	CNO Financial Group, Inc.	24
1,021	First American Financial Corp.	59
131	Globe Life, Inc.	14
781	Hagerty, Inc. Class A*	8
523	James River Group Holdings Ltd.	10
47	Kinsale Capital Group, Inc.	15
59	White Mountains Insurance Group Ltd.	85

		292

INTERACTIVE MEDIA & SERVICES—0.3%
293	Shutterstock, Inc.	20
2,841	System1, Inc. *	8

		28

IT SERVICES—0.8%
988	DigitalOcean Holdings, Inc. *	31
2,562	Grid Dynamics Holdings, Inc. *	28
40	VeriSign, Inc. *	9

		68

LEISURE PRODUCTS—1.0%
227	Brunswick Corp.	19
397	JAKKS Pacific, Inc. *	9
2,538	Topgolf Callaway Brands Corp. *	56

		84

LIFE SCIENCES TOOLS & SERVICES—1.6%
855	BioLife Solutions, Inc. *	15
689	CryoPort, Inc. *	14
2,910	Maravai LifeSciences Holdings, Inc. Class A*	40
2,854	MaxCyte, Inc. *	14
1,152	Quanterix Corp. *	15
861	Syneos Health, Inc. *	34

		132

MACHINERY—5.9%
1,390	Allison Transmission Holdings, Inc.	68

COMMON STOCKS—Continued

Shares		Value

MACHINERY—Continued
514	Chart Industries, Inc. *	$68
3,084	Commercial Vehicle Group, Inc. *	23
192	Energy Recovery, Inc. *	4
12,195	Hillman Solutions Corp. *	102
3,699	Kornit Digital Ltd. (Israel)*	67
909	Miller Industries, Inc.	30
73	Nordson Corp.	16
166	RBC Bearings, Inc. *	38
153	Standex International Corp.	19
731	Timken Co.	56

		491

MEDIA—1.5%
23	Cable One, Inc.	17
9,872	Magnite, Inc. *	93
95	Nexstar Media Group, Inc.	17

		127

METALS & MINING—0.6%
1,314	MP Materials Corp. *	29
85	Reliance Steel & Aluminum Co.	21

		50

MULTI-UTILITIES—0.6%
919	NorthWestern Corp.	54

OIL, GAS & CONSUMABLE FUELS—3.7%
729	California Resources Corp.	30
58	Cheniere Energy, Inc.	9
812	Chesapeake Energy Corp.	67
129	Chord Energy Corp.	18
727	Civitas Resources, Inc.	50
890	Excelerate Energy, Inc. Class A	19
1,318	Golar LNG Ltd. (Cameroon)*	30
101	Gulfport Energy Corp. *	9
327	Matador Resources Co.	16
575	New Fortress Energy, Inc.	18
630	Northern Oil & Gas, Inc.	21
5,997	W&T Offshore, Inc. *	26

		313

PAPER & FOREST PRODUCTS—0.4%
3,689	Mercer International, Inc. (Germany)	36

PERSONAL CARE PRODUCTS—0.3%
154	Inter Parfums, Inc.	23

PHARMACEUTICALS—1.3%
2,757	Cymabay Therapeutics, Inc. *	29
692	Intra-Cellular Therapies, Inc. *	43
430	Perrigo Co. PLC	16
629	Pliant Therapeutics, Inc. *	18

		106

PROFESSIONAL SERVICES—5.6%
776	ASGN, Inc. *	55
185	Booz Allen Hamilton Holding Corp.	18
114	Broadridge Financial Solutions, Inc.	17
1,426	Insperity, Inc.	175
605	KBR, Inc.	34
467	Maximus, Inc.	39
166	Science Applications International Corp.	17

Harbor Small Cap Explorer ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

PROFESSIONAL SERVICES—Continued
159	TransUnion	$11
961	TriNet Group, Inc. *	89
298	TTEC Holdings, Inc.	10

		465

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.2%
6,112	DigitalBridge Group, Inc.	76
1,040	eXp World Holdings, Inc.	12
809	Kennedy-Wilson Holdings, Inc.	14
2,622	Marcus & Millichap, Inc.	82

		184

RESIDENTIAL REITS—0.2%
333	NexPoint Residential Trust, Inc.	14

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
117	Ambarella, Inc. *	7
744	Canadian Solar, Inc. (Canada)*	28
237	Entegris, Inc.	18
1,130	FormFactor, Inc. *	31
8,782	indie Semiconductor, Inc. Class A (China)*	66
347	Kulicke & Soffa Industries, Inc. (Singapore)	17
480	MACOM Technology Solutions Holdings, Inc. *	28
88	Onto Innovation, Inc. *	7
815	Power Integrations, Inc.	59
411	Universal Display Corp.	55
628	Wolfspeed, Inc. *	29

		345

SOFTWARE—5.1%
4,061	ACI Worldwide, Inc. *	103
564	Adeia, Inc.	4
2,760	Cerence, Inc. *	70
5,613	Digital Turbine, Inc. *	66
956	DoubleVerify Holdings, Inc. *	28
262	Everbridge, Inc. *	7
745	Five9, Inc. *	48
5,778	Riskified Ltd. Class A*	28
1,030	SoundThinking, Inc. *	31
599	Varonis Systems, Inc. *	14
2,698	Xperi, Inc. *	26

		425

COMMON STOCKS—Continued

Shares		Value

SPECIALIZED REITS—0.5%
840	CubeSmart	$38
92	PotlatchDeltic Corp.	4

		42

SPECIALTY RETAIL—2.0%
84	Advance Auto Parts, Inc.	11
93	Lithia Motors, Inc.	20
290	Monro, Inc.	14
10,755	ThredUp, Inc. Class A*	28
605	Tilly’s, Inc. Class A*	5
1,485	Upbound Group, Inc.	40
1,386	Valvoline, Inc.	48

		166

TEXTILES, APPAREL & LUXURY GOODS—1.3%
856	Carter’s, Inc.	59
954	Skechers USA, Inc. Class A*	51

		110

TRADING COMPANIES & DISTRIBUTORS—2.8%
2,822	Air Lease Corp.	113
1,046	GMS, Inc. *	61
24	United Rentals, Inc.	9
384	WESCO International, Inc.	55

		238

TOTAL COMMON STOCKS
(Cost $8,172)		8,277

EXCHANGE-TRADED FUNDS—0.1%

(Cost $9)

CAPITAL MARKETS—0.1%
715	Sprott Physical Uranium Trust*	9

TOTAL INVESTMENTS—99.1%
(Cost $8,181)		8,286

CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		73

TOTAL NET ASSETS—100%		$8,359

FAIR VALUE MEASUREMENTS

All investments as of April 30, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer.These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2023 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Corporate Culture ETF	Harbor Corporate Culture Leaders ETF	Harbor Corporate Culture Small Cap ETF	Harbor Disruptive Innovation ETF
ASSETS
Investments, at identified cost	$67,222	$220,920	$10,793	$80,798	$27,017
Investments, at value	$67,213	$239,249	$10,216	$80,799	$26,679
Cash	2,699	782	17	4	585
Due from broker	7,825	—	—	—	—
Foreign currency, at value (Cost: $0, $0, $0, $0, $0, $0, $0, $0, $109, $0, $1, $1 and $0)	—	—	—	—	—
Receivables for:
Investment sold	—	—	—	—	—
Capital shares sold	—	—	—	20,230	—
Dividends.	—	124	3	6	1
Interest	—	—	—	—	—
Unrealized Appreciation on OTC Swap Agreements.	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	—	—	—	—

Total Assets	77,737	240,155	10,236	101,039	27,265
LIABILITIES
Payables for:
Investments purchased	1,478	—	—	20,225	—
Capital shares reacquired	—	—	—	—	—
Accrued management fees	42	67	5	8	18
Other	—	—	—	—	—

Total Liabilities	1,520	67	5	20,233	18

NET ASSETS	$76,217	$240,088	$10,231	$80,806	$27,247
Net Assets Consist of:
Paid-in capital	$73,660	$215,429	$10,934	$80,810	$30,481
Total distributable earnings/(loss)	2,557	24,659	(703)	(4)	(3,234)
	$76,217	$240,088	$10,231	$80,806	$27,247
NET ASSET VALUE PER SHARE
Net assets	$76,217	$240,088	$10,231	$80,806	$27,247
Shares of beneficial interest (No par value and unlimited authorizations)	3,500	9,925	600	3,275	2,250
Net asset value per share[1]	$21.78	$24.19	$17.05	$24.67	$12.11

1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

The accompanying notes are an integral part of the Financial Statements.

Harbor Dividend Growth Leaders ETF	Harbor Energy Transition Strategy ETF (Consolidated)	Harbor Health Care ETF	Harbor International Compounders ETF	Harbor Long-Term Growers ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF	Harbor Small Cap Explorer ETF

$144,260	$15,771	$4,052	$11,884	$101,883	$123,509	$31,763	$ 8,181
$162,689	$15,772	$4,188	$13,565	$112,270	$123,281	$31,116	$ 8,286
6,047	2,409	11	32	685	1,154	441	7
—	4,637	—	—	—	—	269	—
—	—	—	110	—	1	1	—

1,085	—	21	—	—	7,075	—	107
4,214	300	—	—	—	—	—	7,516
107	—	—	19	65	—	—	—
—	—	—	—	—	2,111	449	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	51	—
—	—	—	—	—	—	191	—
—	—	—	6	6	1	4	—
174,142	23,118	4,220	13,732	113,026	133,623	32,522	15,916

6,105	1,590	21	—	—	94	282	7,556
—	—	—	—	—	6,582	—	—
68	15	3	6	51	49	13	1
—	—	—	2	6	—	—	—
6,173	1,605	24	8	57	6,725	295	7,557
$167,969	$21,513	$4,196	$13,724	$112,969	$126,898	$32,227	$ 8,359

$140,064	$25,406	$4,007	$11,855	$106,168	$131,031	$37,155	$ 8,258
27,905	(3,893)	189	1,869	6,801	(4,133)	(4,928)	101
$167,969	$21,513	$4,196	$13,724	$112,969	$126,898	$32,227	$ 8,359

$167,969	$21,513	$4,196	$13,724	$112,969	$126,898	$32,227	$ 8,359
13,877	1,350	200	550	6,925	2,874	750	275
$ 12.10	$ 15.94	$20.98	$ 24.95	$ 16.31	$ 44.16	$ 42.97	$ 30.39

Harbor ETF Trust

STATEMENTS OF OPERATIONS—Period Ended April 30, 2023 (Unaudited)

(All amounts in thousands)

	Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Corporate Culture ETF	Harbor Corporate Culture Leaders ETF	Harbor Corporate Culture Small Cap ETF[1]	Harbor Disruptive Innovation ETF
Investment Income
Dividends	$—	$1,864	$44	$6	$13
Interest	1,270	2	—	—	3
Consent fee income	—	—	—	—	—
Foreign taxes withheld	—	(4)	—	—	—
Total Investment Income	1,270	1,862	44	6	16
Operating Expenses
Management fees	231	393	22	8	44
Net Investment Income/(Loss)	1,039	1,469	22	(2)	(28)
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	1	5,478	(99)	(3)	(1,281)
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	1,810	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	13	17,209	606	1	1,715
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	1,824	22,687	507	(2)	434
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,863	$24,156	$529	$(4)	$406

1	For the period April 12, 2023 (commencement of operations) through April 30, 2023

2	For the period November 16, 2022 (commencement of operations) through April 30, 2023

3	For the period April 26, 2023 (commencement of operations) through April 30, 2023

The accompanying notes are an integral part of the Financial Statements.

Harbor Dividend Growth Leaders ETF	Harbor Energy Transition Strategy ETF (Consolidated)	Harbor Health Care ETF[2]	Harbor International Compounders ETF	Harbor Long-Term Growers ETF	Harbor Scientific Alpha High-Yield ETF	Harbor Scientific Alpha Income ETF	Harbor Small Cap Explorer ETF[3]

$2,020	$—	$7	$120	$376	$—	$—	$—
21	391	—	—	4	2,806	968	—
—	—	—	—	—	2	—	—
(1)	—	—	(15)	(13)	—	—	—
2,040	391	7	105	367	2,808	968	—

379	90	12	28	272	164	77	1
1,661	301	(5)	77	95	2,644	891	(1)

9,269	—	58	112	(928)	(1,603)	(654)	(3)
—	—	—	7	—	—	—	—
—	—	—	—	—	—	(51)	—
—	(4,107)	—	—	—	—	(78)	—

(4,995)	5	136	1,969	13,733	2,145	1,620	105
—	—	—	1	—	—	—	—
—	—	—	—	—	—	(109)	—
—	—	—	—	—	—	18	—
4,274	(4,102)	194	2,089	12,805	542	746	102
$5,935	$(3,801)	$189	$2,166	$12,900	$3,186	$1,637	$101

Harbor ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Commodity All-Weather Strategy ETF (Consolidated)		Harbor Corporate Culture ETF		Harbor Corporate Culture Leaders ETF		Harbor Corporate Culture Small Cap ETF	Harbor Disruptive Innovation ETF
	November 1, 2022 through April 30, 2023	February 9, 2022[a] through October 31, 2022	November 1, 2022 through April 30, 2023	October 12, 2022[a] through October 31, 2022	November 1, 2022 through April 30, 2023	February 23, 2022[a] through October 31, 2022	April 12, 2023[a] through April 30, 2023	November 1, 2022 through April 30, 2023	December 1, 2021[a] through October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)
Operations:
Net investment income/(loss)	$1,039	$103	$1,469	$23	$22	$7	$(2)	$(28)	$(11)
Net realized gain/(loss) on investments	1,811	(3,647)	5,478	(11)	(99)	(45)	(3)	(1,281)	(1,576)
Change in net unrealized appreciation/(depreciation) of investments	13	(22)	17,209	1,120	606	(1,183)	1	1,715	(2,053)
Net increase/(decrease) in assets resulting from operations	2,863	(3,566)	24,156	1,132	529	(1,221)	(4)	406	(3,640)
Distributions to shareholders	(427)	—	(629)	—	(11)	—	—	—	—
Capital Share Transactions:
Net proceeds from sale of shares	9,974	74,366	39,953	216,114	2,906	8,028	80,810	21,840	10,786
Reinvestment of distributions	—	—	—	—	—	—	—	—	—
Cost of shares reacquired	—	(6,993)	(40,638)	—	—	—	—	(2,145)	—
Net increase/(decrease) derived from capital share transactions	9,974	67,373	(685)	216,114	2,906	8,028	80,810	19,695	10,786
Net increase/(decrease) in net assets	12,410	63,807	22,842	217,246	3,424	6,807	80,806	20,101	7,146
Net Assets
Beginning of period	63,807	—	217,246	—	6,807	—	—	7,146	—
End of period	$76,217	$63,807	$240,088	$217,246	$10,231	$6,807	$80,806	$27,247	$7,146
Capital Share Transactions (Shares):
Shares sold	450	3,375	1,700	9,975	175	425	3,275	1,800	625
Shares issued due to reinvestment of distributions	—	—	—	—	—	—	—	—	—
Shares reacquired	—	(325)	(1,750)	—	—	—	—	(175)	—
Net increase/(decrease) in shares outstanding	450	3,050	(50)	9,975	175	425	3,275	1,625	625

a	Commencement of Operations

The accompanying notes are an integral part of the Financial Statements.

Harbor Dividend Growth Leaders ETF		Harbor Energy Transition Strategy ETF (Consolidated)		Harbor Health Care ETF	Harbor International Compounders ETF		Harbor Long-Term Growers ETF
November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	July 13, 2022[a] through October 31, 2022	November 16, 2022[a] through April 30, 2023	November 1, 2022 through April 30, 2023	September 7, 2022[a] through October 31, 2022	November 1, 2022 through April 30, 2023	February 2, 2022[a] through October 31, 2022
(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)

$1,661	$2,747	$301	$51	$(5)	$77	$4	$95	$10
9,269	6,653	(4,107)	(637)	58	119	(5)	(928)	(2,670)
(4,995)	(22,482)	5	(4)	136	1,970	(288)	13,733	(3,346)
5,935	(13,082)	(3,801)	(590)	189	2,166	(289)	12,900	(6,006)
(9,167)	(29,990)	(148)	—	—	(8)	—	(53)	—

57,269	14,805	4,108	21,944	4,007	5,242	6,613	33,937	85,122
—	29,957	—	—	—	—	—	—	—
(27,743)	(17,845)	—	—	—	—	—	(12,541)	(390)
29,526	26,917	4,108	21,944	4,007	5,242	6,613	21,396	84,732
26,294	(16,155)	159	21,354	4,196	7,400	6,324	34,243	78,726
141,675	157,830	21,354	—	—	6,324	—	78,726	—
$167,969	$141,675	$21,513	$21,354	$4,196	$13,724	$6,324	$112,969	$78,726

4,750	1,159	225	1,125	200	225	325	2,325	5,475
—	2,109	—	—	—	—	—	—	—
(2,350)	(1,354)	—	—	—	—	—	(850)	(25)
2,400	1,914	225	1,125	200	225	325	1,475	5,450

Harbor ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Scientific Alpha High-Yield ETF		Harbor Scientific Alpha Income ETF		Harbor Small Cap Explorer ETF
	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	November 1, 2022 through April 30, 2023	November 1, 2021 through October 31, 2022	April 26, 2023[a] through April 30, 2023
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)

Operations:

Net investment income/(loss)	$ 2,644	$ 1,645	$ 891	$ 991	$ (1)

Net realized gain/(loss) on investments	(1,603)	(2,912)	(783)	(3,304)	(3)

Change in net unrealized appreciation/(depreciation) of investments	2,145	(1,957)	1,529	(1,759)	105

Net increase/(decrease) in assets resulting from operations	3,186	(3,224)	1,637	(4,072)	101

Distributions to shareholders	(2,057)	(1,782)	(879)	(981)	—

Capital Share Transactions:

Net proceeds from sale of shares	120,917	—	2,155	—	8,258

Reinvestment of distributions	—	—	—	—	—

Cost of shares reacquired	(24,986)	—	—	—	—

Net increase/(decrease) derived from capital share transactions	95,931	—	2,155	—	8,258

Net increase/(decrease) in net assets	97,060	(5,006)	2,913	(5,053)	8,359

Net Assets

Beginning of period	29,838	34,844	29,314	34,367	—

End of period	$126,898	$29,838	$32,227	$29,314	$8,359

Capital Share Transactions (Shares):

Shares sold	2,747	—	50	—	275

Shares issued due to reinvestment of distributions	—	—	—	—	—

Shares reacquired	(575)	—	—	—	—

Net increase/(decrease) in shares outstanding	2,172	—	50	—	275

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)

	6-Month Period Ended April 30, 2023	Period from February 9, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 20.92	$ 20.00

Income from Investment Operations

Net investment income/(loss)[b]	0.33	0.04

Net realized and unrealized gain/(loss) on investments	0.67	0.88

Total from investment operations	1.00	0.92

Less Distributions

Dividends from net investment income	(0.14)	—

Total distributions	(0.14)	—

Net asset value end of period	21.78	20.92

Net assets end of period (000s)	$76,217	$63,807

Ratios and Supplemental Data (%)

Total return	4.78%[c]	4.60%[c]

Ratio of total expenses to average net assets	0.68 [d]	0.68	[d]

Ratio of net investment income/(loss) to average net assets	3.05 [d]	0.27	[d]

HARBOR CORPORATE CULTURE ETF

	6-Month Period Ended April 30, 2023	Period from October 12, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 21.78	$ 19.96

Income from Investment Operations

Net investment income/(loss)[b]	0.15	0.01

Net realized and unrealized gain/(loss) on investments	2.32	1.81

Total from investment operations	2.47	1.82

Less Distributions

Dividends from net investment income	(0.06)	—

Total distributions	(0.06)	—

Net asset value end of period	24.19	21.78
Net assets end of period (000s)	$240,088	$217,246

Ratios and Supplemental Data (%)

Total return	11.39%[c]	9.12%[c]
Ratio of total expenses to average net assets	0.35 [d]	0.35	[d]
Ratio of net investment income/(loss) to average net assets	1.31 [d]	0.98	[d]

Portfolio turnover^	23 [c]	2	[c]

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR CORPORATE CULTURE LEADERS ETF

	6-Month Period Ended April 30, 2023		Period from February 23, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 16.02		$ 19.31

Income from Investment Operations

Net investment income/(loss)[b]	0.04		0.02

Net realized and unrealized gain/(loss) on investments.	1.02		(3.31)

Total from investment operations	1.06		(3.29)

Less Distributions

Dividends from net investment income	(0.03)		—

Total distributions	(0.03)		—

Net asset value end of period	17.05		16.02

Net assets end of period (000s)	$10,231		$6,807

Ratios and Supplemental Data (%)

Total return	6.60%[c]		(17.04)%[c]

Ratio of total expenses to average net assets	0.50	[d]	0.50 [d]

Ratio of net investment income/(loss) to average net assets	0.50	[d]	0.16 [d]

Portfolio turnover^	79	[c]	18 [c]

HARBOR CORPORATE CULTURE SMALL CAP ETF

			Period from April 12, 2023[a] through April 30, 2023
			(Unaudited)
Net asset value beginning of period			$ 24.70

Income from Investment Operations

Net investment income/(loss)[b]			(— )*

Net realized and unrealized gain/(loss) on investments			(0.03)

Total from investment operations			(0.03)

Net asset value end of period			24.67

Net assets end of period (000s)			$80,806

Ratios and Supplemental Data (%)

Total return			(0.12)%[c]

Ratio of total expenses to average net assets			0.60 [d]

Ratio of net investment income/(loss) to average net assets			(0.16)[d]

Portfolio turnover^			— [c]

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR DISRUPTIVE INNOVATION ETF

	6-Month Period Ended April 30, 2023		Period from December 1, 2021[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 11.43		$20.00

Income from Investment Operations

Net investment income/(loss)[b]	(0.03)		(0.02)

Net realized and unrealized gain/(loss) on investments	0.71		(8.55)

Total from investment operations	0.68		(8.57)

Net asset value end of period	12.11		11.43
Net assets end of period (000s)	$27,247		$7,146

Ratios and Supplemental Data (%)

Total return	5.95%[c]		(42.85	)%+,c
Ratio of total expenses to average net assets	0.75	[d]	0.75	[d]
Ratio of net expenses to average net assets	0.75	[d]	0.55	[d,e]
Ratio of net investment income/(loss) to average net assets	(0.49)[d]		(0.18)[d,e]

Portfolio turnover^	36	[c]	71	[c]

HARBOR DIVIDEND GROWTH LEADERS ETF

	6-Month Period Ended April 30, 2023		Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2019		Year Ended October 31, 2018
	(Unaudited)

Net asset value beginning of period	$ 12.34		$ 16.50	$ 13.13		$ 12.33		$ 11.69		$ 12.21

Income from Investment Operations

Net investment income/(loss)[b,e]	0.13		0.25	0.19		0.17		0.19		0.16

Net realized and unrealized gain/(loss) on investments	0.38		(1.28)	4.33		0.85		1.44		0.81

Total from investment operations	0.51		(1.03)	4.52		1.02		1.63		0.97

Less Distributions

Dividends from net investment income	(0.28)		(0.18)	(0.16)		(0.22)		(0.14)		(0.16)

Distributions from net realized capital gains	(0.47)		(2.95)	(0.99)		—		(0.85)		(1.33)

Total distributions	(0.75)		(3.13)	(1.15)		(0.22)		(0.99)		(1.49)

Net asset value end of period	12.10		12.34	16.50		13.13		12.33		11.69

Net assets end of period (000s)	$167,969		$141,675	$156,827		$121,448		$131,791		$115,153

Ratios and Supplemental Data (%)

Total return	4.27%[c]		(8.48)%+	36.30	%+	8.28	%+	16.30	%+	8.31	%+

Ratio of total expenses to average net assets	0.50	[d]	0.83	1.05		1.09		1.13		1.08

Ratio of net expenses to average net assets	0.50	[d]	0.76 [e]	0.95	[e]	0.95	[e]	0.95	[e]	0.95	[e]

Ratio of net investment income/(loss) to average net assets	2.19	[d]	1.86 [e]	1.25	[e]	1.39	[e]	1.71	[e]	1.31	[e]

Portfolio turnover^	43	[c]	78	62		76		71		69

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR ENERGY TRANSITION STRATEGY ETF (CONSOLIDATED)

	6-Month Period Ended April 30, 2023	Period from July 13, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 18.98	$ 20.00

Income from Investment Operations

Net investment income/(loss)[b]	0.24	0.05

Net realized and unrealized gain/(loss) on investments	(3.15)	(1.07)

Total from investment operations	(2.91)	(1.02)

Less Distributions

Dividends from net investment income	(0.13)	—

Total distributions	(0.13)	—

Net asset value end of period	15.94	18.98

Net assets end of period (000s)	$21,513	$21,354

Ratios and Supplemental Data (%)

Total return	(15.45)%[c]	(5.10)%[c]

Ratio of total expenses to average net assets	0.80 [d]	0.80 [d]

Ratio of net investment income/(loss) to average net assets	2.69 [d]	0.74 [d]

HARBOR HEALTH CARE ETF

		Period from November 16, 2022[a] through April 30, 2023
		(Unaudited)
Net asset value beginning of period		$19.86

Income from Investment Operations

Net investment income/(loss)[b]		(0.03)

Net realized and unrealized gain/(loss) on investments		1.15

Total from investment operations		1.12

Net asset value end of period		20.98

Net assets end of period (000s)		$4,196

Ratios and Supplemental Data (%)

Total return		5.64%[c]

Ratio of total expenses to average net assets		0.80 [d]

Ratio of net investment income/(loss) to average net assets		(0.31)[d]

Portfolio turnover^		48 [c]

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR INTERNATIONAL COMPOUNDERS ETF

	6-Month Period Ended April 30, 2023		Period from September 7, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 19.46		$19.89

Income from Investment Operations

Net investment income/(loss)[b]	0.17		0.02

Net realized and unrealized gain/(loss) on investments	5.34		(0.45)

Total from investment operations	5.51		(0.43)

Less Distributions

Dividends from net investment income	(0.02)		—

Total distributions	(0.02)		—

Net asset value end of period	24.95		19.46

Net assets end of period (000s)	$13,724		$6,324

Ratios and Supplemental Data (%)

Total return	28.35%[c]		(2.16)%[c]

Ratio of total expenses to average net assets	0.55	[d]	0.55	[d]

Ratio of net investment income/(loss) to average net assets	1.51	[d]	0.57	[d]

Portfolio turnover^	10	[c]	1	[c]

HARBOR LONG-TERM GROWERS ETF

	6-Month Period Ended April 30, 2023		Period from February 2, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$ 14.45		$ 19.32

Income from Investment Operations

Net investment income/(loss)[b]	0.01		—	*

Net realized and unrealized gain/(loss) on investments	1.86		(4.87)

Total from investment operations	1.87		(4.87)

Less Distributions

Dividends from net investment income	(0.01)		—

Total distributions	(0.01)		—

Net asset value end of period	16.31		14.45

Net assets end of period (000s)	$112,969		$78,726

Ratios and Supplemental Data (%)

Total return	12.95%[c]		(25.22)%[c]

Ratio of total expenses to average net assets	0.57	[d]	0.57	[d]

Ratio of net investment income/(loss) to average net assets	0.20	[d]	0.03	[d]

Portfolio turnover^	26	[c]	24	[c]

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SCIENTIFIC ALPHA HIGH-YIELD ETF

	6-Month Period Ended April 30, 2023		Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$ 42.50		$ 49.64	$ 50.00
Income from Investment Operations

Net investment income/(loss)[b]	1.67		2.34	1.70

Net realized and unrealized gain/(loss) on investments	1.56		(6.94)	(2.07)

Total from investment operations	3.23		(4.60)	(0.37)

Less Distributions

Dividends from net investment income	(1.57)		(2.53)	—

Distributions from net realized capital gains	—		(0.01)	—

Total distributions.	(1.57)		(2.54)	—

Net asset value end of period	44.16		42.50	49.64

Net assets end of period (000s)	$126,898		$29,838	$34,844

Ratios and Supplemental Data (%)

Total return	7.50%[c]		(9.49)%	(0.72)%[c]

Ratio of total expenses to average net assets	0.48	[d]	0.48	0.48	[d]

Ratio of net investment income/(loss) to average net assets	7.74	[d]	5.13	3.42	[d]

Portfolio turnover^	24	[c]	114	1	[c]

HARBOR SCIENTIFIC ALPHA INCOME ETF

	6-Month Period Ended April 30, 2023		Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$ 41.88		$ 49.10	$ 50.00
Income from Investment Operations

Net investment income/(loss)[b]	1.22		1.42	1.00

Net realized and unrealized gain/(loss) on investments	1.09		(7.24)	(1.90)

Total from investment operations	2.31		(5.82)	(0.90)

Less Distributions

Dividends from net investment income	(1.22)		(1.40)	—

Total distributions.	(1.22)		(1.40)	—

Net asset value end of period	42.97		41.88	49.10

Net assets end of period (000s)	$32,227		$29,314	$34,367

Ratios and Supplemental Data (%)

Total return	5.57%[c]		(12.02)%	(1.80)%[c]

Ratio of total expenses to average net assets	0.50	[d]	0.50	0.50	[d]

Ratio of net investment income/(loss) to average net assets	5.78	[d]	3.15	2.02	[d]

Portfolio turnover^	44	[c]	124	—	[c]

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

HARBOR SMALL CAP EXPLORER ETF

Period from April 26, 2023[a] through April 30, 2023
(Unaudited)
Net asset value beginning of period	$30.06

Income from Investment Operations

Net investment income/(loss)[b]	(0.01)

Net realized and unrealized gain/(loss) on investments	0.34

Total from investment operations	0.33

Net asset value end of period	30.39

Net assets end of period (000s)	$8,359

Ratios and Supplemental Data (%)

Total return	2.39%[c]

Ratio of total expenses to average net assets	0.80 [d]

Ratio of net investment income/(loss) to average net assets	(0.80)[d]

Portfolio turnover^	1 [c]

^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
*	Less than $0.01
+	The total return would have been lower had management fee not been waived during the period shown.
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Adviser’s waiver, if any, of its management fee

The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—April 30, 2023 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2023, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively). The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF (formerly, Harbor All-Weather Inflation Focus ETF), Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF that are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Health Care ETF
Harbor Corporate Culture ETF	Harbor International Compounders ETF
Harbor Corporate Culture Leaders ETF	Harbor Long-Term Growers ETF
Harbor Corporate Culture Small Cap ETF	Harbor Scientific Alpha High-Yield ETF
Harbor Disruptive Innovation ETF	Harbor Scientific Alpha Income ETF
Harbor Dividend Growth Leaders ETF	Harbor Small Cap Explorer ETF
Harbor Energy Transition Strategy ETF (Consolidated)

Harbor Corporate Culture Small Cap ETF commenced operations on April 12, 2023. Harbor Health Care ETF commenced operations on November 16, 2022. Harbor Small Cap Explorer ETF commenced operations on April 26, 2023.

Effective March 1, 2023, Harbor All-Weather Inflation Focus ETF was renamed Harbor Commodity All-Weather Strategy ETF.

Reorganization

At a meeting held on November 13-14, 2022, the Board of Trustees of the Harbor Funds and of the Trust approved the reorganization of Harbor High-Yield Bond Fund (the “Acquired Fund”), a series of the Harbor Funds, with and into Harbor Scientific Alpha High-Yield ETF (the “Acquiring Fund”), a series of the Trust (the “Reorganization”).

Harbor Capital serves as the investment adviser to the Acquired Fund and the Acquiring Fund. The Adviser believed that the Reorganization provided shareholders opportunity to participate in an ETF with the same investment objective and similar investment strategies, policies and restrictions, opportunity to benefit from additional trading flexibility, increased transparency, lower expenses ratios of the Acquiring Fund, and the potential for enhanced tax efficiency.

The Reorganization was completed on February 24, 2023 (the “Reorganization Date”). The Reorganization was accomplished by (1) the transfer of all of the assets and the liabilities of the Acquired Fund to the Acquiring Fund in exchange for the issuance to the Acquired Fund of shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Acquired Fund, minus: (i) the value of cash distributed to shareholders of the Acquired Fund in lieu of fractional shares of the Acquiring Fund; and (ii) the value of cash distributed to shareholders of the Acquired Fund who hold their shares in fund direct individual retirement accounts which were exchanged for cash equal in value to the net asset value of such Acquired Fund shares; and (2) the distribution by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund on the Reorganization Date. The Reorganization was structured to qualify as a tax-free reorganization (except with respect to cash received by shareholders of the Acquired Fund) under the Internal Revenue Code for federal income tax purposes; therefore, no gain or loss was recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization.

On the Reorganization Date, 2,697,000 shares of the Acquiring Fund valued at $117,105,000 were exchanged for 13,625,000 of the outstanding Institutional Class shares of the Acquired Fund. The investment portfolio of the Acquired Fund, with a value of $113,955,000 and identified cost of $115,573,000 at the Reorganization Date, was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of each of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Acquiring Fund were $31,569,000.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

The following table reflects the pro-forma results of operations for the period ended April 30, 2023 assuming the Reorganization was completed on November 1, 2022, the beginning of the Acquiring Fund’s current fiscal year.

Amounts
Acquiring Fund - Pro Forma Results of Operations	(000s)
Net Investment Income/(loss)	6,890[a]
Net gain/(loss) on investment transactions	3,383[b]
Net increase/(decrease) in net assets resulting from operations	10,273

a   As reported, $2,644 plus $4,246 Acquired Fund premerger.

b   As reported, $542 plus $2,841 Acquired Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization Date.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Security Valuation

Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.

Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of these swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–

Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Investment Income

Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.

Securities Transactions

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.

Distribution to Shareholders

Distributions on Fund shares are recorded on the ex-dividend date.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Basis for Consolidation

Harbor Commodity All-Weather Strategy ETF’s and Harbor Energy Transition Strategy ETF’s Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets include the investments and account balances of both the Funds and their wholly owned subsidiary, Harbor Cayman Inflation Focus Ltd and Harbor Cayman Energy Transition Ltd, respectively (individually, the “Subsidiary”). Each Fund’s Subsidiary enables each Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. All interfund transactions have been eliminated in the consolidation.

Taxes

Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.

Each Fund may be subject to taxes imposed by foreign countries in which they invest. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.

Management has analyzed each Fund’s tax positions on the open tax year (in particular, U.S. federal income tax returns for the tax year ended October 31, 2021), if applicable, including all positions expected to be taken upon filing the 2022 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Proceeds from Litigation

Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.

During the period, Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).

Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.

Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.

During the period, Harbor Scientific Alpha Income ETF used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer.

Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated), which generally are reset monthly, may be terminated by the Funds at any time.

During the period, Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.

Other Matters

The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS

Investment Portfolio Transactions

Purchases and sales of investments, other than short-term securities, U.S. government obligations, and in-kind transactions, if any, for each Fund for the period ended April 30, 2023 were as follows:

	Purchases (000s)	Sales (000s)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$—	$—
Harbor Corporate Culture ETF	62,981	52,055
Harbor Corporate Culture Leaders ETF	7,006	7,016
Harbor Corporate Culture Small Cap ETF	82	82
Harbor Disruptive Innovation ETF	5,111	4,573
Harbor Dividend Growth Leaders ETF	69,479	65,380
Harbor Energy Transition Strategy ETF (Consolidated)	—	—
Harbor Health Care ETF	1,587	1,588
Harbor International Compounders ETF	1,631	1,064
Harbor Long-Term Growers ETF	24,172	24,321
Harbor Scientific Alpha High-Yield ETF	17,935	18,367
Harbor Scientific Alpha Income ETF	13,160	13,633
Harbor Small Cap Explorer ETF	111	107

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued

For the period ended April 30, 2023, the following Funds engaged in in-kind transactions associated with Creation Unit purchases and redemptions:

	Purchases (000s)	Sales (000s)
Harbor Corporate Culture ETF	$28,446	$40,433
Harbor Corporate Culture Leaders ETF	2,912	—
Harbor Corporate Culture Small Cap ETF	80,801	—
Harbor Disruptive Innovation ETF	20,878	2,073
Harbor Dividend Growth Leaders ETF	54,568	35,954
Harbor Health Care ETF	3,995	—
Harbor International Compounders ETF	4,698	—
Harbor Long-Term Growers ETF	33,681	12,441
Harbor Scientific Alpha High-Yield ETF	2,103	24,212
Harbor Scientific Alpha Income ETF	2,094	—
Harbor Small Cap Explorer ETF	8,182	—

NOTE 4—CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Adviser determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.

From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statement of Assets and Liabilities.

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser

Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued

The advisory agreements provide for a unitary management fee based on an annual percentage rate of average daily net assets as follows:

Unitary Management Fee
Harbor Commodity All-Weather Strategy ETF (Consolidated)	0.68%
Harbor Corporate Culture ETF	0.35
Harbor Corporate Culture Leaders ETF	0.50
Harbor Corporate Culture Small Cap ETF	0.60
Harbor Disruptive Innovation ETF	0.75
Harbor Dividend Growth Leaders ETF	0.50
Harbor Energy Transition Strategy ETF (Consolidated)	0.80
Harbor Health Care ETF	0.80
Harbor International Compounders ETF	0.55
Harbor Long-Term Growers ETF	0.57
Harbor Scientific Alpha High-Yield ETF	0.48
Harbor Scientific Alpha Income ETF	0.50
Harbor Small Cap Explorer ETF	0.80

Independent Trustees

The Adviser is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the unitary management fee arrangement with each Fund.

Affiliated Transactions

The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 6—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2023 were as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
	Identified Cost (000s)	Appreciation (000s)	(Depreciation) (000s)
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$67,222	$5	$(14)	$(9)
Harbor Corporate Culture ETF	220,920	24,714	(6,385)	18,329
Harbor Corporate Culture Leaders ETF*	10,793	560	(1,137)	(577)
Harbor Corporate Culture Small Cap ETF	80,798	1,044	(1,043)	1
Harbor Disruptive Innovation ETF*	27,017	1,091	(1,429)	(338)
Harbor Dividend Growth Leaders ETF	144,260	20,821	(2,392)	18,429
Harbor Energy Transition Strategy ETF (Consolidated)	15,771	1	—	1
Harbor Health Care ETF	4,052	342	(206)	136
Harbor International Compounders ETF*	11,993	1,729	(47)	1,682
Harbor Long-Term Growers ETF*	101,883	13,001	(2,614)	10,387
Harbor Scientific Alpha High-Yield ETF*	123,509	2,207	(2,435)	(228)
Harbor Scientific Alpha Income ETF*	31,763	475	(1,227)	(752)
Harbor Small Cap Explorer ETF	8,181	123	(18)	105

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

NOTE 7—DERIVATIVES

Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2– Significant Accounting Policies.

Each Fund’s derivative instruments outstanding as of the period ended April 30, 2023, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.

Derivative Instruments

As of April 30, 2023, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:

HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)

Statement of Assets and Liabilities Caption	Total (000s)
Assets
Unrealized appreciation on OTC swap agreements	$—

HARBOR ENERGY TRANSITION STRATEGY ETF (CONSOLIDATED)

Statement of Assets and Liabilities Caption	Total (000s)
Assets
Unrealized appreciation on OTC swap agreements	$—

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 7—DERIVATIVES—Continued

HARBOR SCIENTIFIC ALPHA INCOME ETF

Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Assets
Variation margin on futures contracts[a]	$ 1	$—	$ 1
Liabilities
Variation margin on centrally cleared swap agreements[a,b]	—	(40)	(40)
Variation margin on futures contracts[a]	(106)	—	(106)

a

Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

b	Net of upfront premium received of $51

Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives for the period ended April 30, 2023, were:

HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)

Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$1,810

Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$ —

HARBOR ENERGY TRANSITION STRATEGY ETF (CONSOLIDATED)

Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$(4,107)

Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$ —

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 7—DERIVATIVES—Continued

HARBOR SCIENTIFIC ALPHA INCOME ETF

	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures Contracts	$(51)	$—	$(51)
Swap agreements	—	(78)	(78)

Net realized gain/(loss) on derivatives	$(51)	$(78)	$(129)

	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures Contracts	$(109)	$—	$(109)
Swap agreements	—	18	18

Change in net unrealized appreciation/(depreciation) on derivatives	$(109)	$18	$(91)

NOTE 8—OFFSETTING ASSETS AND LIABILITIES

Master Netting Arrangements

As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statements of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.

For the period ended April 30, 2023, the following Master Netting Arrangements have been entered into as follows:

International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2023, Harbor Commodity All-Weather Strategy ETF (Consolidated) and Harbor Energy Transition Strategy ETF (Consolidated) had investment exposures subject to the terms of these agreements.

Harbor ETF Trust

NOTES TO FINANCIAL STATEMENTS—Continued

NOTE 8—OFFSETTING ASSETS AND LIABILITIES—Continued

The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2023.

HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)

	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$(7,825)	$—

HARBOR ENERGY TRANSITION STRATEGY ETF (CONSOLIDATED)

	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Energy Transition Ltd. (Subsidiary)[a]
Goldman Sachs International	$—	$(4,637)	$—

*

Of the total collateral received and/or pledged listed in the above table, cash of $7,825 and $4,637 included in “Due from broker” on the Consolidated Statements of Assets and Liabilities, was received as collateral for Harbor Cayman Inflation Focus Ltd and Harbor Cayman Energy Transition Ltd, respectively.

a	Harbor Cayman Inflation Focus Ltd. and Harbor Cayman Energy Transition Ltd. are recognized as separate legal entities for the purpose of the ISDA agreement.

Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.

NOTE 9—SUBSEQUENT EVENTS

Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

Harbor ETF Trust

FEES AND EXPENSES EXAMPLE (Unaudited)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees and other Fund expenses (with certain exceptions). This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. You may also pay brokerage commissions in connection with your purchase or sale of shares of a Fund, which are not shown in this section and would have resulted in higher costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or brokerage commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and brokerage commissions were included, your costs would have been higher.

	Annualized Expense Ratios	Expenses Paid During Period*	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)

HARBOR COMMODITY ALL-WEATHER STRATEGY ETF

ETF	0.68%
Actual		$3.45	$1,000	$1,047.80
Hypothetical (5% return)		3.41	1,000	1,021.34

HARBOR CORPORATE CULTURE ETF

ETF	0.35%
Actual		$1.84	$1,000	$1,113.90
Hypothetical (5% return)		1.76	1,000	1,023.02

HARBOR CORPORATE CULTURE LEADERS ETF

ETF	0.50%
Actual		$2.56	$1,000	$1,066.00
Hypothetical (5% return)		2.51	1,000	1,022.25

HARBOR CORPORATE CULTURE SMALL CAP ETF[1]

ETF	0.60%
Actual		$0.31	$1,000	$998.80
Hypothetical (5% return)		0.31	1,000	1,002.29

HARBOR DISRUPTIVE INNOVATION ETF

ETF	0.75%
Actual		$3.83	$1,000	$1,059.50
Hypothetical (5% return)		3.76	1,000	1,020.98

Harbor ETF Trust

FEES AND EXPENSES EXAMPLE (Unaudited)—Continued

	Annualized Expense Ratios	Expenses Paid During Period*	Beginning Account Value (November 1, 2022)	Ending Account Value (April 30, 2023)

HARBOR DIVIDEND GROWTH LEADERS ETF

ETF	0.50%
Actual		$2.53	$1,000	$1,042.70
Hypothetical (5% return)		2.51	1,000	1,022.25

HARBOR ENERGY TRANSITION STRATEGY ETF

ETF	0.80%
Actual		$3.66	$1,000	$845.50
Hypothetical (5% return)		4.01	1,000	1,020.73

HARBOR HEALTH CARE ETF[2]

ETF	0.80%
Actual		$3.74	$1,000	$1,056.40
Hypothetical (5% return)		3.67	1,000	1,019.02

HARBOR INTERNATIONAL COMPOUNDERS ETF

ETF	0.55%
Actual		$3.12	$1,000	$1,283.50
Hypothetical (5% return)		2.76	1,000	1,022.00

HARBOR LONG-TERM GROWERS ETF

ETF	0.57%
Actual		$3.01	$1,000	$1,129.50
Hypothetical (5% return)		2.86	1,000	1,021.90

HARBOR SCIENTIFIC ALPHA HIGH-YIELD ETF

ETF	0.48%
Actual		$2.47	$1,000	$1,075.00
Hypothetical (5% return)		2.41	1,000	1,022.36

HARBOR SCIENTIFIC ALPHA INCOME ETF

ETF	0.50%
Actual		$2.55	$1,000	$1,055.70
Hypothetical (5% return)		2.51	1,000	1,022.25

HARBOR SMALL CAP EXPLORER ETF[3]

ETF	0.80%
Actual		$0.11	$1,000	$1,023.90
Hypothetical (5% return)		0.11	1,000	1,000.58

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 19/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

2

Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 166/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

3

Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 5/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

Harbor ETF Trust has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor ETF Trust files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor ETF Trust’s Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURES

The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

ADVISORY AGREEMENT APPROVALS

The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR EXCHANGE-TRADED FUNDS

At a meeting of the Board held on February 17-18, 2023 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Commodity All-Weather Strategy ETF (formerly, Harbor All-Weather Inflation Focus ETF), Harbor Corporate Culture Leaders ETF (Investment Advisory Agreement only), Harbor Disruptive Innovation ETF, Harbor Long-Term Growers ETF, Harbor Scientific Alpha High-Yield ETF and Harbor Scientific Alpha Income ETF (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Investment Advisory Agreements and Subadvisory Agreements, as applicable, for Harbor Dividend Growth Leaders ETF, Harbor Energy Transition Strategy ETF, Harbor International Compounders ETF, Harbor Corporate Culture ETF (Investment Advisory Agreement only) and Harbor Health Care ETF were considered and approved for initial two-year terms by the Board at meetings in 2022.

In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, as applicable, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser. These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees. The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many of the Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.

In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•

The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;

•	The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;

•	The profitability of Harbor Capital with respect to each Fund;

•

The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in certain cases), financial and administrative services, that Harbor Capital provides;

•	The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;

•	The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;

•

The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;

•	Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;

•

Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of each applicable Subadviser;

•

Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting of a peer group of funds compiled by Broadridge; and

•

Information contained in materials compiled by Morningstar as to the investment returns of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers.

Nature, Extent, and Quality of Services

The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser. In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary. The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations. The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.

The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, approach to controlling risk, and the quality and extent of each Subadviser’s investment capabilities and resources, including the nature and extent of research each Subadviser receives from broker-dealers (to the extent applicable) and other sources. In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.

The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund. The Trustees regularly receive presentations by investment professionals from the Subadvisers. The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.

Investment Performance, Advisory Fees and Expense Ratios

In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Trustees analyzed the performance of each Fund, the advisory fees of each Fund, and the expenses of each Fund and made certain observations and findings as to each Fund as noted below. In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.

Harbor Commodity All-Weather Strategy ETF. The Trustees considered Harbor Commodity All-Weather Strategy ETF (formerly, Harbor All-Weather Inflation Focus ETF; inception date February 9, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Inflation Index. The Trustees observed that, while data for a full year of the Fund’s performance was not available, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the since inception period ended December 31, 2022. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.

The Trustees considered the expertise of Quantix Commodities LP (“Quantix”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Quantix managed approximately $56 million in assets in this strategy, out of a firm-wide total of approximately $1.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy. The Trustees noted that Quantix is the index provider for the Fund’s underlying index.

The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was equal to the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

Harbor Corporate Culture Leaders ETF. The Trustees considered Harbor Corporate Culture Leaders ETF (inception date February 23, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Unconstrained Index. The Trustees observed that, while data for a full year of the Fund’s performance was not available, according to the Broadridge data, the Fund had outperformed its Broadridge universe median for the since inception period ended December 31, 2022. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between the Fund and index performance. The Trustees noted that the short time since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.

The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

Harbor Disruptive Innovation ETF. The Trustees considered Harbor Disruptive Innovation ETF (inception date December 1, 2021), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe medians for the one-year and since inception periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the second quartile for the period ended December 31, 2022. The Trustees also considered that the Fund had underperformed its primary benchmark, the S&P 500, for the one-year period ended December 31, 2022.

The Trustees considered the expertise of 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital in the strategies for which they provide model portfolios.

The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

Harbor Long-Term Growers ETF. The Trustees considered Harbor Long-Term Growers ETF (inception date February 2, 2022). The Trustees observed that, while data for a full year of the Fund’s performance was not available, according to the Broadridge data, the Fund had underperformed its Broadridge universe median for the since inception period ended December 31, 2022. The Trustees also considered that the Fund had underperformed its primary benchmark, the Russell 1000 Growth Index, for the since inception period ended December 31, 2022. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.

The Trustees considered the expertise of Jennison in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $87.9 million in assets in this strategy, out of a firm-wide total of approximately $164.1 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

Harbor Scientific Alpha High-Yield ETF. The Trustees considered Harbor Scientific Alpha High-Yield ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the first quartile for the period ended December 31, 2022. The Trustees also considered that the Fund had outperformed its primary benchmark, the ICE BofA U.S. High-Yield Index, for the one-year period ended December 31, 2022.

The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $30.3 million in assets in this strategy, out of a firm-wide total of approximately $1.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was above the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

Harbor Scientific Alpha Income ETF. The Trustees considered Harbor Scientific Alpha Income ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2022. The Morningstar data presented showed that the Fund’s one-year rolling return ranked in the third quartile for the period ended December 31, 2022. The Trustees also considered that the Fund had outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the one-year and since inception periods ended December 31, 2022.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $29.8 million in assets in this strategy, out of a firm-wide total of approximately $1.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.

The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses for the Fund’s expense group showed the Fund’s actual total expense ratio was below the group median. The Trustees noted that the Adviser’s profitability in operating the Fund was negative.

The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.

Profitability

The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability. The Trustees concluded that the allocation methodology was reasonable. In considering Harbor Capital’s profitability generally, the Trustees also considered any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds. The Trustees also considered that profitability calculations with respect to advisory operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital.

Economies of Scale

The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. They concluded that the Funds’ fee structures reflected economies of scale to date and that breakpoints in these fee structures were not required at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its payment of fund expenses (with limited exceptions) in accordance with the unitary fee arrangement, and the uncertainty surrounding the aspects of the Funds’ future asset growth. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT OF HARBOR CORPORATE CULTURE SMALL CAP ETF

At a meeting of the Board held on February 17-18, 2023 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of the Harbor Corporate Culture Small Cap ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”).

In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by the Adviser, including information about its affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and the underlying index the Fund would seek to track.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement were fair and reasonable and approved the Investment Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

Factors Considered

In considering the Fund’s proposed Investment Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•

The nature, extent, and quality of the services proposed to be provided by Harbor Capital, including the background, education, expertise and experience of the investment professionals of Harbor Capital to provide services to the Fund;

•	The favorable history, reputation, qualifications and background of Harbor Capital as well as the qualifications of its personnel;

•

The fee proposed to be charged by Harbor Capital for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;

•	The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;

•	Information about the index the Fund would seek to track, Harbor Capital’s assessment of that index, and Harbor Capital’s proposed strategy for seeking to track the index;

•	The expected profitability of Harbor Capital with respect to the Fund;

•	Information received at meetings throughout the year related to services rendered by Harbor Capital;

•

The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and

•	Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with the Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track the underlying index.

The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Fund’s operations. The Trustees determined that Harbor Capital has the expertise and resources to manage the Fund in accordance with its investment objective. The Trustees also considered the significant due diligence undertaken by Harbor Capital regarding the underlying index and index provider, including diligence regarding the data used as part of the index construction process and how the index is designed to provide the specified exposure consistent with the Fund’s registration statement disclosures.

Advisory Fees and Expense Ratios

The Trustees noted that the proposed Investment Advisory Agreement provides that the Adviser will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of the peer group of funds, including mutual funds and ETFs, compiled using Morningstar data that was presented to the Board for comparison purposes. The Trustees also noted that Harbor Capital had provided supplemental expense information comparing

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

the net proposed expense ratio of the Fund to a peer group of only ETFs, observing that the proposed net expense ratio was above the average and median of the peer group. The Trustees noted Harbor Capital’s belief that the proposed fee was reasonable given the specialized nature of the Fund’s strategy as compared to the ETFs in the peer group.

Profitability

The Trustees also noted that Harbor Capital expected to operate the Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its payment of fund expenses (with limited exceptions) in accordance with the unitary fee arrangement, and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS OF HARBOR SMALL CAP EXPLORER ETF

At a meeting of the Board held on February 17 – 18, 2023, (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Small Cap Explorer ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) Non-Discretionary Model Portfolio Provider Agreements (each, a “Subadvisory Agreement”) among the Adviser, the Trust, on behalf of the Fund, and each of Connacht Asset Management LP, Copeland Capital Management, LLC, Granahan Investment Management LLC, Huber Capital Management, LLC and Reinhart Partners, Inc. (each, a “Subadviser”).

In evaluating the Investment Advisory Agreement and the Subadvisory Agreements, the Trustees reviewed materials furnished by the Adviser and the Subadvisers, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreements and Subadvisory Agreements, the Trustees received presentations by Harbor Capital containing information about the investment philosophy and process and proposed approach to managing assets in the Fund’s strategy. The Trustees also received presentations by each of the Subadvisers containing information about their investment firms and their experience, investment philosophy and process, and operational capabilities.

At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreements for an initial two-year term as being in the best interests of the Fund and its future shareholders.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Factors Considered

In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreements, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Among the factors considered by the Trustees were the following:

•

The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of (i) Harbor Capital who would utilize the Subadvisers’ model portfolios to manage the Fund’s portfolio; and (ii) the Subadvisers who would construct those model portfolios;

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

•

The fees proposed to be charged by Harbor Capital and each Subadviser for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of the Subadvisers’ fees, for investment advisory and related services to be provided by Harbor Capital (including investment, trading, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;

•	The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;

•	The investment performance of each Subadviser in managing other accounts in a style similar to the style to be utilized in supplying its model portfolio to Harbor Capital;

•	The expected profitability of Harbor Capital with respect to the Fund;

•	Information received at meetings throughout the year related to services rendered by Harbor Capital;

•

The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and

•	Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Fund.

Nature, Extent, and Quality of Services

In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisers for the Harbor funds, to monitor and oversee the performance and investment capabilities of each subadviser, with respect to multi-manager funds, to actively manage allocations and reallocations of a fund’s assets among the underlying subadvisers, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of each Subadviser’s personnel, the quality of each Subadviser’s processes and the culture of each Subadviser.

Advisory Fees and Expense Ratios

The Trustees noted that the proposed advisory agreement provides that the Adviser will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of the peer group of funds, including both mutual funds and ETFs, compiled using Morningstar data that was presented to the Board for comparison purposes. The Trustees also observed that Harbor Capital had provided supplemental information comparing the proposed net expense ratio of the Fund to a peer group of ETFs only, noting that the proposed net expense ratio was above the peer group average and median. The Trustees noted Harbor Capital’s belief that the comparison against the broader universe of mutual funds and ETFs was more appropriate given the Fund’s investment strategy.

The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fees to be paid to the Subadvisers.

Harbor ETF Trust

ADDITIONAL INFORMATION (Unaudited)—Continued

ADVISORY AGREEMENT APPROVALS—Continued

Profitability

The Trustees also noted that Harbor Capital expected to operate the Fund initially at a loss.

Economies of Scale

The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its payment of fund expenses (with limited exceptions) in accordance with the unitary fee arrangement, and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted pursuant to Rule 22e-4 under the Investment Company Act (“Rule 22e-4”) a Liquidity Risk Management Program (the “Program”) for the Funds. The Board has designated a committee of Harbor Capital employees as the Program Administrator.

The Program is designed to assess and manage each Fund’s liquidity risk. For purposes of Rule 22e-4, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. Components of the Program include: (i) periodic assessment of each Fund’s liquidity risk based on certain factors; (ii) classification of each Fund’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid and Illiquid) that reflect an estimate of liquidity under current market conditions; (iii) to the extent a Fund does not invest primarily in Highly Liquid investments, establishment of an appropriate Highly Liquid Investment Minimum (“HLIM”) (as defined in Rule 22e-4) for such Fund and ongoing monitoring of the Fund’s net assets to assess compliance with the Fund’s HLIM; (iv) a limit on the ability of a Fund to acquire illiquid investments in excess of 15% of the Fund’s net assets; and (v) periodic reporting to the Board.

At a meeting held on November 10, 2022, the Board of Trustees reviewed the operation and effectiveness of the Program for the period beginning October 1, 2021 and ending September 30, 2022 (the “period”). At the November 10, 2022 meeting, the Board reviewed a report prepared by, and received a presentation from, the Program Administrator regarding the operation of the Program, its adequacy, and the effectiveness of its implementation during the period. The Program Administrator’s report included, among other things, a review of: (i) the operation of the Program overall during the period; (ii) the activities conducted by the Program Administrator with respect to the Program; (iii) the level of portfolio investments classified into each of the four liquidity categories and the services provided by the third-party vendor engaged by the Trust to facilitate such classification with respect to certain of the Funds; and (iv) the most recent liquidity risk assessment for the Funds conducted by the Program Administrator in accordance with Rule 22e-4. Based upon its review, the Program Administrator determined that the Program was adequate and effective in facilitating the Funds’ compliance with Rule 22e-4 during the period.

FD.SAR.ETF.0423

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 11 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 23, 2023 on its behalf by the undersigned, thereunto duly authorized.
HARBOR ETF TRUST
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 23, 2023
By:	/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	June 23, 2023

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).